UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22819

ETFis Series Trust I
(Exact name of registrant as specified in charter)

1540 Broadway, 16th Floor, New York, New York 10036
(Address of principal executive offices) (Zip code)

ETFis Series Trust I c/o Corporation Service Company, 2711 Centerville Rd, Suite 400, Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-4383

Date of fiscal year end: 10/31

Date of reporting period: 4/30/2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

ETFis Series Trust I

BIOSHARES BIOTECHNOLOGY CLINICAL TRIALS FUND

BIOSHARES BIOTECHNOLOGY PRODUCTS FUND

TUTTLE TACTICAL MANAGEMENT MULTI-STRATEGY INCOME ETF

TUTTLE TACTICAL MANAGEMENT U.S. CORE ETF

VIRTUS NEWFLEET MULTI-SECTOR UNCONSTRAINED BOND ETF

INFRACAP MLP ETF

Virtus ETFs	SEMI ANNUAL REPORT
April 30, 2016

Table of Contents
April 30, 2016

Shareholder Letter
April 30, 2016 (unaudited)

Dear Fellow Fund Shareholders:

I am pleased to present this report for the six months ended April 30, 2016, which provides financial information for the following funds within the ETFis Series Trust I:

• BioShares Biotechnology Clinical Trials Fund (BBC)

• BioShares Biotechnology Products Fund (BBP)

• Tuttle Tactical Management Multi-Sector Income ETF (TUTI)

• Tuttle Tactical Management U.S. Core ETF (TUTT)

• Virtus Newfleet Multi-Strategy Unconstrained Bond ETF (NFLT)

• InfraCap MLP ETF (AMZA)

On behalf of Virtus ETF Advisers LLC (the “Adviser”) and each of the sub-advisers, thank you for your investment. If you have questions, please contact your financial adviser, or call 1-888-383-0553. We invite you to visit our website, www.virtusetfs.com, to learn more about the funds.

Sincerely,

William Smalley
President

ETFis Series Trust I

This material must be accompanied or preceded by the prospectus.

Shareholder Expense Examples (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including advisory fees and other fund expenses, if any. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (November 1, 2015 to April 30, 2016).

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid Through 04/30/16” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 04/30/16	Annualized Expense Ratios(2)	Expenses Paid During the Period(3)
BioShares Biotechnology Clinical Trials Fund
Actual	$1,000.00	$724.60	0.85%	$3.64
Hypothetical(1)	$1,000.00	$1,020.64	0.85%	$4.27
BioShares Biotechnology Products Fund
Actual	$1,000.00	$858.00	0.85%	$3.93
Hypothetical(1)	$1,000.00	$1,020.64	0.85%	$4.27
Tuttle Tactical Management Multi-Strategy Income ETF
Actual	$1,000.00	$948.50	0.90%	$4.36
Hypothetical(1)	$1,000.00	$1,020.39	0.90%	$4.52
Tuttle Tactical Management U.S. Core ETF
Actual	$1,000.00	$948.40	0.90%	$4.36
Hypothetical(1)	$1,000.00	$1,020.39	0.90%	$4.52
Virtus Newfleet Multi-Sector Unconstrained Bond ETF
Actual	$1,000.00	$1,026.40	0.80%	$4.03
Hypothetical(1)	$1,000.00	$1,020.89	0.80%	$4.02
InfraCap MLP ETF
Actual	$1,000.00	$811.40	0.95%	$4.28
Hypothetical(1)	$1,000.00	$1,020.14	0.95%	$4.77

1	Assuming 5% return before expenses.
2	Annualized expense ratios reflect expenses net of waived fees or reimbursed expenses, if applicable.
3	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/366 (to reflect the six-month period).

Portfolio Composition
April 30, 2016 (unaudited)
Asset Allocation as of 04/30/2016 (based on net assets)

BioShares Biotechnology Clinical Trials Fund
Health Care	100.0%
Securities Lending Collateral	26.8%
Liabilities in Excess of Other Assets	(26.8)%
Total	100%

BioShares Biotechnology Products Fund
Health Care	100.0%
Securities Lending Collateral	21.8%
Liabilities in Excess of Other Assets	(21.8)%
Total	100%

Tuttle Tactical Management Multi-Strategy Income ETF
Debt Funds	53.1%
Equity Funds	32.7%
Other Assets in Excess of Liabilities	14.2%
Total	100%

Tuttle Tactical Management U.S. Core ETF
Equity Funds	53.5%
Debt Funds	30.5%
Other Assets in Excess of Liabilities	16.0%
Total	100%

Portfolio Composition (continued)
April 30, 2016 (unaudited)
Asset Allocation as of 04/30/2016 (based on net assets)

Virtus Newfleet Multi-Sector Unconstrained Bond ETF
Corporate Bonds	44.2%
Foreign Bonds	15.1%
Mortgage Backed Securities	14.8%
Term Loans	11.9%
Asset Backed Securities	4.5%
U.S. Treasury Note	3.8%
U.S. Treasury Bond	1.9%
Money Market Fund	3.1%
Other Assets in Excess of Liabilities	0.7%
Total	100%

InfraCap MLP ETF
Energy	122.8%
Purchased Options	0.3%
Commodity Fund	(2.0)%
Written Options	(2.9)%
Liabilities in Excess of Other Assets	(18.2)%
Total	100%

Schedule of Investments — BioShares Biotechnology Clinical Trials Fund
April 30, 2016 (Unaudited)

Security Description	Shares	Value
Common Stocks — 100.0%
Health Care — 100.0%
ACADIA Pharmaceuticals, Inc.*(1)	8,726	$281,850
Acceleron Pharma, Inc.*	6,843	204,948
Achillion Pharmaceuticals, Inc.*	30,592	261,562
Adaptimmune Therapeutics PLC*(a)(1)	33,519	324,799
Aduro Biotech, Inc.*(1)	9,487	122,857
Advaxis, Inc.*	37,037	286,666
Agenus, Inc.*(1)	76,631	269,741
Agios Pharmaceuticals, Inc.*(1)	5,893	288,462
Aimmune Therapeutics, Inc.*	16,204	209,842
Akebia Therapeutics, Inc.*	25,445	238,929
Alder Biopharmaceuticals, Inc.*	8,635	229,259
Alnylam Pharmaceuticals, Inc.*	3,334	223,511
Amicus Therapeutics, Inc.*	32,599	243,515
Arbutus Biopharma Corp. (Canada)*(1)	64,863	321,072
Ardelyx, Inc.*(1)	15,301	122,561
Array BioPharma, Inc.*(1)	78,749	251,209
Arrowhead Pharmaceuticals, Inc.*(1)	53,205	308,057
Atara Biotherapeutics, Inc.*	13,546	243,963
Axovant Sciences Ltd.*	14,931	194,103
Bellicum Pharmaceuticals, Inc.*(1)	16,849	170,849
BioCryst Pharmaceuticals, Inc.*	31,157	101,572
Bluebird Bio, Inc.*(1)	5,041	223,568
Blueprint Medicines Corp.*(1)	12,434	188,748
Cara Therapeutics, Inc.*	19,358	118,084
Celldex Therapeutics, Inc.*	20,493	81,972
Cempra, Inc.*(1)	9,648	163,341
Chimerix, Inc.*	8,582	51,320
Clovis Oncology, Inc.*	8,945	124,425
Concert Pharmaceuticals, Inc.*	15,035	209,588
Cytokinetics, Inc.*	26,313	214,188
Dynavax Technologies Corp.*	11,601	190,372
Epizyme, Inc.*	19,541	203,617
Esperion Therapeutics, Inc.*(1)	13,075	214,299
FibroGen, Inc.*	9,823	176,814
Five Prime Therapeutics, Inc.*	7,259	345,456
Geron Corp.*(1)	66,419	195,936
Global Blood Therapeutics, Inc.*	9,016	181,853
Idera Pharmaceuticals, Inc.*	88,016	146,107
Ignyta, Inc.*	25,272	174,882
ImmunoGen, Inc.*	22,866	156,632
Immunomedics, Inc.*	103,290	366,679
Infinity Pharmaceuticals, Inc.*	40,459	234,662
Inovio Pharmaceuticals, Inc.*(1)	48,057	503,637
Insmed, Inc.*	17,567	213,439
Intercept Pharmaceuticals, Inc.*(1)	1,826	275,251
Juno Therapeutics, Inc.*	6,367	267,987
Karyopharm Therapeutics, Inc.*	21,328	198,350
Kite Pharma, Inc.*(1)	4,678	216,498
La Jolla Pharmaceutical Co.*	11,457	212,069
Lexicon Pharmaceuticals, Inc.*(1)	22,918	316,498
Lion Biotechnologies, Inc.*	38,275	217,019
Loxo Oncology, Inc.*	10,347	238,498
MacroGenics, Inc.*	9,961	204,798
Merrimack Pharmaceuticals, Inc.*	37,545	265,819
Mirati Therapeutics, Inc.*	9,289	192,468
NantKwest, Inc.*(1)	17,275	143,210
Neurocrine Biosciences, Inc.*	5,654	257,709
NewLink Genetics Corp.*(1)	8,392	136,034
Northwest Biotherapeutics, Inc.*	90,340	126,476

Security Description	Shares	Value
Common Stocks (continued)
Novavax, Inc.*(1)	36,559	$191,569
OncoMed Pharmaceuticals, Inc.*	14,682	182,057
Oncothyreon, Inc.*	138,404	179,925
Ophthotech Corp.*	4,185	195,607
Paratek Pharmaceuticals, Inc.*	17,683	240,842
Portola Pharmaceuticals, Inc.*	6,217	147,716
ProNAi Therapeutics, Inc. (Canada)*(1)	21,286	119,202
Prothena Corp. PLC (Ireland)*	4,343	187,574
PTC Therapeutics, Inc.*	10,433	77,413
Puma Biotechnology, Inc.*(1)	3,948	121,164
Radius Health, Inc.*(1)	4,861	173,052
Regulus Therapeutics, Inc.*(1)	36,389	212,512
Relypsa, Inc.*(1)	10,949	198,177
Sage Therapeutics, Inc.*	5,448	205,335
Sangamo BioSciences, Inc.*(1)	34,410	216,783
Sarepta Therapeutics, Inc.*(1)	8,066	114,457
Seres Therapeutics, Inc.*(1)	7,738	228,426
Sorrento Therapeutics, Inc.*(1)	42,595	292,202
Spark Therapeutics, Inc.*	6,226	223,451
Synergy Pharmaceuticals, Inc.*	51,433	161,500
TESARO, Inc.*	5,819	241,139
Tetraphase Pharmaceuticals, Inc.*(1)	31,536	176,602
TG Therapeutics, Inc.*(1)	28,469	259,353
Trevena, Inc.*	28,450	221,626
Ultragenyx Pharmaceutical, Inc.*	2,854	192,987
uniQure N.V. (Netherlands)*	16,871	218,142
Versartis, Inc.*(1)	26,027	235,805
Vitae Pharmaceuticals, Inc.*	20,875	150,091
Xencor, Inc.*	21,377	261,868
ZIOPHARM Oncology, Inc.*	34,466	270,903
Total Common Stocks
(Cost $30,091,015)		18,745,110
Securities Lending Collateral — 26.8%
Money Market Fund — 26.8%
Dreyfus Government Cash Management, 0.20%(2)(3)
(Cost $5,029,274)	5,029,274	5,029,274
TOTAL INVESTMENTS — 126.8%
(Cost $35,120,289)		23,774,384
Liabilities in Excess of Other Assets — (26.8)%		(5,029,543)
Net Assets — 100.0%		$18,744,841

*	Non-income producing security.
(a)	American Depositary Receipts.
(1)	All or a portion of security is on loan.
(2)	The rate shown reflects the seven-day yield as of April 30, 2016.
(3)	Represents security purchased with cash collateral received for securities on loan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — BioShares Biotechnology Products Fund
April 30, 2016 (Unaudited)

Security Description	Shares	Value
Common Stocks — 100.0%
Health Care — 100.0%
Acorda Therapeutics, Inc.*	15,412	$398,400
Aegerion Pharmaceuticals, Inc.*	64,959	185,133
Alexion Pharmaceuticals, Inc.*	3,167	441,100
Amgen, Inc.	3,644	576,845
Anacor Pharmaceuticals, Inc.*(1)	5,147	322,923
Arena Pharmaceuticals, Inc.*	323,107	555,744
ARIAD Pharmaceuticals, Inc.*	92,602	664,882
Biogen, Inc.*	2,045	562,355
BioMarin Pharmaceutical, Inc.*	5,902	499,781
Celgene Corp.*	4,884	505,054
Enanta Pharmaceuticals, Inc.*	18,689	545,719
Exelixis, Inc.*(1)	114,429	527,518
Gilead Sciences, Inc.	5,810	512,500
Halozyme Therapeutics, Inc.*(1)	36,695	387,132
Incyte Corp.*	5,113	369,516
Ionis Pharmaceuticals, Inc.*	10,447	428,014
Ironwood Pharmaceuticals, Inc.*	53,788	562,085
Keryx Biopharmaceuticals, Inc.*	136,472	742,408
Ligand Pharmaceuticals, Inc.*	5,543	669,982
Medicines Co. (The)*	15,331	545,630
Medivation, Inc.*	14,197	820,587
Momenta Pharmaceuticals, Inc.*	37,282	354,552
Nektar Therapeutics*(1)	38,260	599,917
Omeros Corp.*(1)	44,237	586,140
PDL BioPharma, Inc.	158,634	598,050
Progenics Pharmaceuticals, Inc.*	103,807	551,215
Raptor Pharmaceutical Corp.*	126,869	622,927
Regeneron Pharmaceuticals, Inc.*	1,057	398,182
Retrophin, Inc.*	28,634	394,577
Seattle Genetics, Inc.*(1)	14,541	515,915
Theravance Biopharma, Inc.
(Cayman Islands)*(1)	37,703	782,337
United Therapeutics Corp.*	3,669	385,979
Vanda Pharmaceuticals, Inc.*	67,021	596,487
Vertex Pharmaceuticals, Inc.*	5,033	424,483
XenoPort, Inc.*(1)	101,554	446,838
Total Common Stocks
(Cost $23,597,382)		18,080,907
Securities Lending Collateral — 21.8%
Money Market Fund — 21.8%
Dreyfus Government Cash Management, 0.20%(2)(3)
(Cost $3,950,124)	3,950,124	3,950,124
TOTAL INVESTMENTS — 121.8%
(Cost $27,547,506)		22,031,031
Liabilities in Excess of Other Assets — (21.8)%		(3,948,620)
Net Assets — 100.0%		$18,082,411

*	Non-income producing security.
(1)	All or a portion of security is on loan.
(2)	The rate shown reflects the seven-day yield as of April 30, 2016.
(3)	Represents security purchased with cash collateral received for securities on loan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Tuttle Tactical Management Multi-Strategy Income ETF
April 30, 2016 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds — 85.8%
Debt Funds — 53.1%
iShares Short Maturity Bond ETF	232,988	$11,679,689
iShares U.S. Preferred Stock ETF	26,966	1,056,528
ProShares Short 20+ Year Treasury*	93,061	2,120,860
Total Debt Funds		14,857,077
Equity Funds — 32.7%
iShares Select Dividend ETF	34,600	2,838,584
SPDR S&P 500 ETF Trust	30,651	6,323,301
Total Equity Funds		9,161,885
TOTAL INVESTMENTS — 85.8%
(Cost $23,993,345)		24,018,962
Other Assets in Excess of Liabilities — 14.2%		3,972,249
Net Assets — 100.0%		$27,991,211

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Tuttle Tactical Management U.S. Core ETF
April 30, 2016 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds — 84.0%
Equity Funds — 53.5%
Energy Select Sector SPDR Fund	22,543	$1,521,878
iShares Nasdaq Biotechnology ETF	5,294	1,418,527
iShares Select Dividend ETF	85,000	6,973,400
iShares U.S. Financials ETF	23,961	2,081,971
Powershares QQQ Trust Series 1	100,383	10,612,491
SPDR S&P 500 ETF Trust	88,001	18,154,606
Total Equity Funds		40,762,873
Debt Fund — 30.5%
iShares Short Maturity Bond ETF	464,130	23,266,837
TOTAL INVESTMENTS — 84.0%
(Cost $64,001,599)		64,029,710
Other Assets in Excess of Liabilities — 16.0%		12,237,647
Net Assets — 100.0%		$76,267,357

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Multi-Sector Unconstrained Bond ETF
April 30, 2016 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS — 44.2%
Consumer Discretionary — 8.2%
Argos Merger Sub, Inc., 7.13%, 03/15/23(1)	$600,000	$615,000
Boyd Gaming Corp., 6.88%, 05/15/23	600,000	625,500
Caesars Growth Properties Holdings LLC/
Caesars Growth Properties Finance,
Inc., 9.38%, 05/01/22	300,000	262,500
CCO Holdings LLC / CCO Holdings Capital
Corp., 5.13%, 05/01/23(1)	325,000	332,312
CCO Holdings LLC / CCO Holdings Capital
Corp., 5.50%, 05/01/26(1)	285,000	291,412
CCOH Safari LLC, 5.75%, 02/15/26(1)	630,000	652,050
Churchill Downs, Inc., 5.38%, 12/15/21(1)	185,000	191,012
Clear Channel Worldwide Holdings, Inc.,
Series B, 7.63%, 03/15/20	750,000	698,910
DISH DBS Corp., 5.00%, 03/15/23	580,000	532,150
iHeartCommunications, Inc., 9.00%, 12/15/19	270,000	210,262
Landry’s, Inc., 9.38%, 05/01/20(1)	470,000	494,675
Lennar Corp., 4.50%, 06/15/19	450,000	467,719
Lennar Corp., 4.88%, 12/15/23	145,000	147,900
M/I Homes, Inc., 6.75%, 01/15/21	290,000	291,450
MDC Holdings, Inc., 5.50%, 01/15/24	640,000	624,000
MGM Resorts International, 6.75%, 10/01/20	640,000	686,400
MGP Escrow Issuer LLC / MGP Escrow
Co.-Issuer, Inc., 5.63%, 05/01/24(1)	180,000	188,100
Mohegan Tribal Gaming Authority,
9.75%, 09/01/21	270,000	282,825
Newell Brands, Inc., 3.85%, 04/01/23	40,000	41,887
Newell Brands, Inc., 5.00%, 11/15/23(1)	180,000	190,836
Newell Brands, Inc., 4.20%, 04/01/26	55,000	58,176
Newell Brands, Inc., 5.38%, 04/01/36	110,000	120,770
Newell Brands, Inc., 5.50%, 04/01/46	140,000	156,114
Penn National Gaming, Inc., 5.88%, 11/01/21	450,000	462,375
Pinnacle Entertainment, Inc., 5.63%, 05/01/24(1)	560,000	560,700
Pultegroup, Inc., 4.25%, 03/01/21	445,000	455,013
Pultegroup, Inc., 5.50%, 03/01/26	450,000	466,875
QVC, Inc., 5.13%, 07/02/22	600,000	635,282
RCN Telecom Services LLC/RCN Capital
Corp., 8.50%, 08/15/20(1)	500,000	508,125
Sally Holdings LLC / Sally Capital, Inc.,
5.63%, 12/01/25	305,000	327,113
Scientific Games International, Inc.,
7.00%, 01/01/22(1)	255,000	261,216
Signet UK Finance PLC, 4.70%, 06/15/24	500,000	493,468
Station Casinos LLC, 7.50%, 03/01/21	325,000	344,440
Toll Brothers Finance Corp., 5.88%, 02/15/22	600,000	651,000
Toll Brothers Finance Corp., 4.88%, 11/15/25	400,000	404,000
TRI Pointe Holdings, Inc., 4.38%, 06/15/19	150,000	151,125
TRI Pointe Holdings, Inc., 5.88%, 06/15/24	600,000	606,000
Total Consumer Discretionary		14,488,692

Consumer Staples — 1.6%
Constellation Brands, Inc., 4.75%, 12/01/25	140,000	149,275
Dole Food Co., Inc., 7.25%, 05/01/19(1)	500,000	503,750
Pinnacle Foods Finance LLC/Pinnacle Foods
Finance Corp., 5.88%, 01/15/24(1)	85,000	90,312
Rite Aid Corp., 6.13%, 04/01/23(1)	600,000	641,628
Safeway, Inc., 7.25%, 02/01/31	465,000	456,863
Tops Holding LLC / Tops Markets II Corp.,
8.00%, 06/15/22(1)	500,000	450,000
Whole Foods Market, Inc., 5.20%, 12/03/25	506,667	534,589
Total Consumer Staples		2,826,417

Investments	Principal	Value
CORPORATE BONDS — (continued)
Energy — 5.2%
Anadarko Petroleum Corp., 4.85%, 03/15/21	$320,000	$334,141
Anadarko Petroleum Corp., 5.55%, 03/15/26	135,000	144,974
Anadarko Petroleum Corp., 6.60%, 03/15/46	195,000	221,473
Bill Barrett Corp., 7.63%, 10/01/19	385,000	322,438
Carrizo Oil & Gas, Inc., 6.25%, 04/15/23	610,000	588,650
Concho Resources, Inc., 5.50%, 04/01/23	305,000	308,813
ConocoPhillips Co., 4.20%, 03/15/21	105,000	112,338
ConocoPhillips Co., 4.95%, 03/15/26	280,000	310,105
ConocoPhillips Co., 5.95%, 03/15/46	140,000	170,195
Continental Resources, Inc./Ok, 5.00%, 09/15/22	380,000	356,725
Continental Resources, Inc./Ok, 4.50%, 04/15/23	230,000	206,569
Enbridge Energy Partners LP, 4.38%, 10/15/20	80,000	80,921
Hess Corp., 8.13%, 02/15/19	330,000	371,194
Hess Corp., 5.60%, 02/15/41	465,000	458,146
Kinder Morgan, Inc., 5.63%, 11/15/23(1)	600,000	621,074
Occidental Petroleum Corp., 3.40%, 04/15/26	30,000	31,075
Occidental Petroleum Corp., 4.40%, 04/15/46	425,000	454,232
QEP Resources, Inc., 5.25%, 05/01/23	595,000	562,275
Range Resources Corp., 5.00%, 03/15/23	515,000	477,663
Regency Energy Partners LP/Regency Energy
Finance Corp., 5.00%, 10/01/22	530,000	520,602
Rowan Cos., Inc., 5.40%, 12/01/42	400,000	262,000
Sunoco LP/Sunoco Finance Corp.,
6.38%, 04/01/23(1)	1,075,000	1,096,500
Transocean, Inc., 5.80%, 12/15/16	755,000	763,131
Transocean, Inc., 6.80%, 03/15/38	630,000	389,025
Total Energy		9,164,259

Financials — 12.3%
Air Lease Corp., 2.63%, 09/04/18	400,000	397,546
Aircastle Ltd., 5.13%, 03/15/21	600,000	636,750
Aircastle Ltd., 5.00%, 04/01/23	625,000	637,912
Ally Financial, Inc., 3.25%, 11/05/18	620,000	620,000
Ally Financial, Inc., 4.25%, 04/15/21	535,000	545,700
Ally Financial, Inc., 5.75%, 11/20/25	535,000	543,694
American Campus Communities Operating
Partnership LP, 3.35%, 10/01/20	80,000	82,136
American Tower Corp., 3.30%, 02/15/21	380,000	392,149
Aviation Capital Group Corp., 2.88%, 09/17/18	455,000	454,763
Aviation Capital Group Corp., 2.88%,
09/17/18(1)	190,000	189,901
Bank of America Corp., Series G,
4.45%, 03/03/26	710,000	736,137
Bank of New York Mellon Corp.
(The), Series E, 4.95%, 12/29/49(2)	525,000	524,895
Berkshire Hathaway, Inc., 2.20%, 03/15/21	45,000	46,241
Berkshire Hathaway, Inc., 2.75%, 03/15/23	70,000	72,266
Berkshire Hathaway, Inc., 3.13%, 03/15/26	175,000	182,466
Capital One Financial Corp., 4.20%, 10/29/25	460,000	471,052
Citigroup, Inc., 4.60%, 03/09/26	730,000	760,063
Citigroup, Inc., Series T, 6.25%, 12/29/49(2)	710,000	731,300
Compass Bank, 3.88%, 04/10/25	500,000	474,020
Corrections Corp. of America, 5.00%, 10/15/22	405,000	424,744
Digital Realty Trust LP, 3.40%, 10/01/20	645,000	663,744
DuPont Fabros Technology LP, 5.88%, 09/15/21	600,000	633,000
ESH Hospitality, Inc., 5.25%, 05/01/25(1)	615,000	609,619
First Horizon National Corp., 3.50%, 12/15/20	610,000	612,919
Ford Motor Credit Co. LLC, 2.94%, 01/08/19	200,000	205,004
Ford Motor Credit Co. LLC, 3.20%, 01/15/21	750,000	773,486

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)
April 30, 2016 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS — (continued)
Financials — (continued)
Ford Motor Credit Co. LLC, Series G,
4.39%, 01/08/26	$200,000	$216,414
General Motors Financial Co., Inc.,
3.45%, 04/10/22	650,000	653,249
GLP Capital LP / GLP Financing II, Inc.,
4.38%, 04/15/21	25,000	25,625
GLP Capital LP / GLP Financing II, Inc.,
5.38%, 11/01/23	150,000	156,937
GLP Capital LP / GLP Financing II, Inc.,
5.38%, 04/15/26	85,000	88,825
Goldman Sachs Group, Inc. (The),
4.25%, 10/21/25	525,000	537,102
JPMorgan Chase & Co., Series V, 5.00%,
12/29/49(2)	615,000	592,768
Kilroy Realty LP, 4.38%, 10/01/25	500,000	529,042
Kimco Realty Corp., 3.40%, 11/01/22	395,000	404,937
Morgan Stanley, Series G, 4.35%, 09/08/26	685,000	709,298
MPT Operating Partnership LP / MPT Finance
Corp., 6.38%, 03/01/24	205,000	219,350
National Retail Properties, Inc., 4.00%, 11/15/25	185,000	192,093
Prudential Financial, Inc., 5.63%, 06/15/43(2)	450,000	469,584
S&P Global, Inc., 3.30%, 08/14/20	259,000	269,010
S&P Global, Inc., 4.00%, 06/15/25	400,000	424,447
Sabra Health Care LP / Sabra Capital Corp.,
5.50%, 02/01/21	355,000	359,438
SBA Tower Trust, 3.16%, 10/15/20(1)	375,000	373,594
Select Income REIT, 4.15%, 02/01/22	540,000	539,030
Teachers Insurance & Annuity Association of
America, 4.38%, 09/15/54(1)(2)	550,000	526,867
Trinity Acquisition PLC, 3.50%, 09/15/21	90,000	91,946
Trinity Acquisition PLC, 4.40%, 03/15/26	265,000	270,843
Ventas Realty LP, 4.13%, 01/15/26	450,000	471,871
Wells Fargo & Co., Series K, 7.98%, 03/29/49(2)	500,000	520,625
Welltower, Inc., 4.25%, 04/01/26	600,000	625,198
Total Financials		21,689,600

Health Care — 5.0%
AbbVie, Inc., 3.60%, 05/14/25	500,000	524,896
Acadia Healthcare Co., Inc., 5.63%, 02/15/23	475,000	488,062
Acadia Healthcare Co., Inc., 6.50%, 03/01/24(1)	15,000	15,862
Capsugel SA, 7.00%, 05/15/19(1)(3)	351,000	353,632
Centene Escrow Corp., 5.63%, 02/15/21(1)	370,000	390,350
CHS/Community Health Systems, Inc.,
5.13%, 08/15/18	450,000	456,750
CHS/Community Health Systems, Inc.,
5.13%, 08/01/21	450,000	453,559
Endo Ltd. / Endo Finance LLC/
Endo Finco, Inc., 6.00%, 07/15/23(1)	450,000	443,813
Express Scripts Holding Co., 3.30%, 02/25/21	90,000	92,974
HCA, Inc., 6.50%, 02/15/20	700,000	777,000
HCA, Inc., 5.25%, 06/15/26	295,000	307,169
InVentiv Health, Inc., 9.00%, 01/15/18(1)	150,000	155,250
Kinetic Concepts, Inc. / Kci USA, Inc.,
7.88%, 02/15/21(1)	165,000	178,819
Mallinckrodt International Finance SA/
Mallinckrodt CB LLC, 5.63%, 10/15/23(1)	400,000	377,000
MEDNAX, Inc., 5.25%, 12/01/23(1)	370,000	383,875
Mylan NV, 3.00%, 12/15/18(1)	175,000	178,131
Owens & Minor, Inc., 3.88%, 09/15/21	625,000	642,401
Quintiles Transnational Corp., 4.88%, 05/15/23(1)	200,000	205,750

Investments	Principal	Value
CORPORATE BONDS — (continued)
Health Care — (continued)
Quorum Health Corp., 11.63%, 04/15/23(1)	$245,000	$241,325
Surgery Center Holdings, Inc., 8.88%, 04/15/21(1)	270,000	270,675
Team Health, Inc., 7.25%, 12/15/23(1)	40,000	42,575
Tenet Healthcare Corp., 4.50%, 04/01/21	750,000	763,125
Tenet Healthcare Corp., 8.13%, 04/01/22	370,000	385,725
Valeant Pharmaceuticals International, Inc.,
6.75%, 08/15/18(1)	550,000	533,500
Valeant Pharmaceuticals International, Inc.,
5.38%, 03/15/20(1)	100,000	89,063
Zoetis, Inc., 3.45%, 11/13/20	100,000	103,105
Total Health Care		8,854,386

Industrials — 4.1%
ADS Waste Holdings, Inc., 8.25%, 10/01/20	375,000	392,344
ADT Corp. (The), 6.25%, 10/15/21	530,000	550,946
Builders FirstSource, Inc., 10.75%, 08/15/23(1)	200,000	212,000
Hawaiian Airlines Pass-Through Certificates,
Class B, Series 2013-1, 4.95%, 01/15/22	1,048,775	992,404
HD Supply, Inc., 5.25%, 12/15/21(1)	700,000	737,625
HD Supply, Inc., 5.75%, 04/15/24(1)	265,000	278,581
Lockheed Martin Corp., 2.50%, 11/23/20	135,000	139,032
Masco Corp., 5.95%, 03/15/22	600,000	674,250
Masco Corp., 4.38%, 04/01/26	375,000	388,125
NCI Building Systems, Inc., 8.25%, 01/15/23(1)	350,000	376,250
Penske Truck Leasing Co. Lp/PTL Finance
Corp., 2.50%, 06/15/19	70,000	69,967
Penske Truck Leasing Co. LP/PTL Finance
Corp., 3.38%, 02/01/22(1)	500,000	503,554
Prime Security Services Borrower LLC/Prime
Finance, Inc., 9.25%, 05/15/23(1)	300,000	312,750
Standard Industries, Inc./NJ, 5.13%, 02/15/21(1)	25,000	26,125
Standard Industries, Inc./NJ, 5.50%, 02/15/23(1)	135,000	141,919
TransDigm, Inc., 6.00%, 07/15/22	600,000	610,320
UAL Pass-Through Trust, Series 2007-1,
6.64%, 07/02/22	488,737	513,784
United Rentals North America, Inc.,
5.50%, 07/15/25	355,000	354,366
Total Industrials		7,274,342

Information Technology — 2.5%
Apple, Inc., 4.65%, 02/23/46	560,000	616,505
Fidelity National Information Services, Inc.,
3.63%, 10/15/20	210,000	219,933
Fidelity National Information Services, Inc.,
4.50%, 10/15/22	340,000	367,128
First Data Corp., 5.00%, 01/15/24(1)	1,220,000	1,236,775
Flextronics International Ltd., 4.75%, 06/15/25	480,000	481,200
Hewlett Packard Enterprise Co.,
2.45%, 10/05/17(1)	135,000	136,558
Hewlett Packard Enterprise Co.,
2.85%, 10/05/18(1)	130,000	132,783
Hewlett Packard Enterprise Co.,
3.60%, 10/15/20(1)	25,000	25,958
Hewlett Packard Enterprise Co.,
4.90%, 10/15/25(1)	135,000	140,375
KLA-Tencor Corp., 4.65%, 11/01/24	300,000	313,758
Verisk Analytics, Inc., 4.00%, 06/15/25	385,000	394,724
Western Digital Corp., 7.38%, 04/01/23(1)	95,000	96,128
Western Digital Corp., 10.50%, 04/01/24(1)	180,000	175,500
Total Information Technology		4,337,325

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)
April 30, 2016 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS — (continued)
Materials — 1.1%
Aleris International, Inc., 9.50%, 04/01/21(1)	$450,000	$471,375
Berry Plastics Corp., 6.00%, 10/15/22(1)	500,000	525,000
Freeport-McMoRan, Inc., 3.55%, 03/01/22	525,000	441,000
Freeport-McMoRan, Inc., 3.88%, 03/15/23	190,000	160,075
Kaiser Aluminum Corp., 5.88%, 05/15/24(1)	135,000	138,544
U.S. Steel Corp., 7.38%, 04/01/20	100,000	94,750
Total Materials		1,830,744

Telecommunication Services — 2.4%
AT&T, Inc., 2.80%, 02/17/21	420,000	430,101
AT&T, Inc., 3.00%, 06/30/22	600,000	612,839
Centurylink, Inc., Series Y, 7.50%, 04/01/24	650,000	653,250
CenturyLink, Inc., Series V, 5.63%, 04/01/20	190,000	195,937
Crown Castle International Corp.,
3.40%, 02/15/21	145,000	150,353
Crown Castle International Corp.,
3.70%, 06/15/26	30,000	30,524
Frontier Communications Corp.,
10.50%, 09/15/22(1)	100,000	103,262
Neptune Finco Corp., 10.13%, 01/15/23(1)	400,000	440,000
Neptune Finco Corp., 6.63%, 10/15/25(1)	200,000	215,500
Sprint Communications, Inc., 6.00%, 11/15/22	465,000	344,337
T-Mobile USA, Inc., 6.13%, 01/15/22	500,000	527,815
T-Mobile USA, Inc., 6.50%, 01/15/26	465,000	494,644
Total Telecommunication Services		4,198,562

Utilities — 1.8%
AmeriGas Finance LLC/Amerigas Finance
Corp., 6.75%, 05/20/20	520,000	539,651
Calpine Corp., 5.38%, 01/15/23	470,000	476,462
Dynegy, Inc., 7.38%, 11/01/22	1,000,000	992,780
Exelon Corp., 2.85%, 06/15/20	385,000	393,266
NRG Yield Operating LLC, 5.38%, 08/15/24	345,000	326,025
Southern Power Co., 4.15%, 12/01/25	475,000	497,182
Total Utilities		3,225,366
Total Corporate Bonds
(Cost $75,914,400)		77,889,693

FOREIGN BONDS — 15.1%
Consumer Discretionary — 1.8%
Delphi Automotive PLC, 3.15%,
11/19/20 (United Kingdom)	480,000	489,443
Grupo Televisa Sab, 4.63%, 01/30/26 (Mexico)	765,000	816,442
Hyundai Capital America, 3.00%, 10/30/20
(South Korea)(1)	600,000	612,753
Numericable-SFR SA, 6.00%, 05/15/22 (France)(1)	710,000	713,585
Numericable-SFR SA, 7.38%, 05/01/26 (France)(1)	585,000	594,506
Total Consumer Discretionary		3,226,729

Energy — 2.1%
Alberta Energy Co. Ltd., 8.13%,
09/15/30 (Canada)	305,000	301,950
EnCana Corp., 3.90%, 11/15/21 (Canada)	395,000	361,919
KazMunayGas National Co. JSC,
6.38%, 04/09/21 (Kazakhstan)(1)	430,000	452,037
Petroleos Mexicanos, 5.50%, 02/04/19 (Mexico)(1)	170,000	178,160
Petroleos Mexicanos, 6.38%, 02/04/21 (Mexico)(1)	45,000	48,703

Investments	Principal	Value
FOREIGN BONDS — (continued)
Energy — (continued)
Petroleos Mexicanos, 6.88%, 08/04/26 (Mexico)(1)	$300,000	$331,800
Petroleos Mexicanos, 6.50%, 06/02/41 (Mexico)	195,000	195,585
Southern Gas Corridor CJSC,
6.88%, 03/24/26 (Azerbaijan)(1)	445,000	458,784
Weatherford International Ltd., 9.63%, 03/01/19	740,000	780,700
YPF SA, 8.50%, 03/23/21 (Argentina)(1)	615,000	644,212
Total Energy		3,753,850

Financials — 2.6%
AerCap Ireland Capital Ltd./AerCap Global
Aviation Trust, 4.63%, 10/30/20 (Netherlands)	375,000	391,406
Banco Nacional de Comercio Exterior SNC,
4.38%, 10/14/25 (Mexico)(1)	400,000	410,000
Guanay Finance Ltd., 6.00%, 12/15/20 (Chile)(1)	956,976	954,584
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26
(India)(1)	335,000	335,603
Manulife Financial Corp., 4.15%, 03/04/26
(Canada)	715,000	745,035
Sberbank of Russia Via SB Capital SA,
5.50%, 02/26/24 (Russia)(1)(2)	500,000	484,875
Societe Generale SA, 4.75%, 11/24/25 (France)(1)	765,000	769,605
WEA Finance LLC/Westfield UK & Europe
Finance PLC, 3.25%, 10/05/20 (Australia)(1)	450,000	462,948
Total Financials		4,554,056

Government — 3.9%
Angolan Government International Bond,
9.50%, 11/12/25 (Angola)(1)	220,000	216,150
Argentine Republic Government International
Bond, 6.88%, 04/22/21 (Argentina)(1)	450,000	464,625
Argentine Republic Government International
Bond, 7.50%, 04/22/26 (Argentina)(1)	620,000	630,850
Argentine Republic Government International
Bond, 7.63%, 04/22/46 (Argentina)(1)	245,000	241,570
Dominican Republic International Bond,
6.88%, 01/29/26 (Dominican Republic)(1)	590,000	635,725
Ghana Government International Bond,
10.75%, 10/14/30 (Ghana)	635,000	628,650
Mexico Government International Bond,
4.75%, 03/08/44 (Mexico)	890,000	901,125
Mongolia Government International Bond,
10.88%, 04/06/21 (Mongolia)(1)	445,000	453,887
Peruvian Government International Bond,
4.13%, 08/25/27 (Peru)	370,000	397,195
Provincia De Buenos Aire, 9.13%, 03/16/24
(Argentina)	905,000	966,087
South Africa Government International Bond,
4.88%, 04/14/26 (South Africa)	500,000	500,403
Sri Lanka Government International Bond,
6.85%, 11/03/25 (Sri Lanka)(1)	900,000	889,555
Total Government		6,925,822

Health Care — 0.1%
Fresenius US Finance II, Inc., 4.50%, 01/15/23
(Germany)(1)	145,000	149,350

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)
April 30, 2016 (Unaudited)

Investments	Principal	Value
FOREIGN BONDS — (continued)
Industrials — 1.3%
Air Canada Pass Through Trust, Class B,
Series 2013-1, 5.38%, 05/15/21 (Canada)(1)	$1,692,698	$1,691,090
British Airways Pass-Through Trust, Class B,
Series 2013-1, 5.63%, 06/20/20
(United Kingdom)(1)	275,527	281,382
Cemex SAB de CV, 7.75%, 04/16/26 (Mexico)(1)	385,000	410,988
Total Industrials		2,383,460

Materials — 1.6%
ArcelorMittal, 6.13%, 06/01/25 (Luxembourg)	510,000	501,075
Ardagh Packaging Finance PLC/Ardagh
Holdings USA, Inc., 7.25%, 05/15/24
(Ireland)(1)	395,000	395,000
BHP Billiton Finance USA Ltd., 6.75%,
10/19/75 (Australia)(1)(2)	240,000	249,240
BlueScope Steel Finance Ltd./BlueScope Steel
Finance USA LLC, 6.50%, 05/15/21
(Australia)(1)	300,000	306,750
FMG Resources Pty Ltd., 9.75%, 03/01/22
(Australia)(1)	260,000	274,638
OCP SA, 5.63%, 04/25/24 (Morocco)(1)	425,000	446,930
Vedanta Resources PLC, 8.25%, 06/07/21
(India)(1)	800,000	640,000
Total Materials		2,813,633

Telecommunication Services — 1.3%
Altice Financing SA, 6.63%, 02/15/23
(Luxembourg)(1)	755,000	749,375
GTH Finance BV, 7.25%, 04/26/23
(Netherlands)(1)	800,000	810,000
Intelsat Jackson Holdings SA, 7.25%, 04/01/19
(Luxembourg)	520,000	428,350
Virgin Media Finance PLC, 6.00%, 10/15/24
(United Kingdom)(1)	250,000	255,938
Total Telecommunication Services		2,243,663

Utilities — 0.4%
Majapahit Holding BV, 7.75%, 01/20/20
(Indonesia)(1)	550,000	631,125
Total Foreign Bonds
(Cost $26,080,008)		26,681,688

MORTGAGE BACKED SECURITIES — 14.8%
Commercial Mortgage Backed Securities — 3.7%
Colony Multifamily Mortgage Trust, Class A,
Series 2014-1, 2.54%, 04/20/50(1)	825,270	821,775
Credit Suisse Commercial Mortgage Trust, Class
A1AM, Series 2007-C5, 5.87%, 09/15/40(2)	1,000,000	887,885
DBUBS Mortgage Trust, Class D, Series
2011-LC3A, 5.63%, 08/10/44(1)(2)	905,000	932,777
FREMF Mortgage Trust, Class B, Series
2015-K720, 3.51%, 07/25/22(1)(2)	330,000	308,835
GAHR Commercial Mortgage Trust, Class CFX,
Series 2015-NRF, 3.49%, 12/15/19(1)(2)	400,000	400,706
Hilton USA Trust, Class EFX, Series 2013-HLT,
4.60%, 11/05/30(1)(2)	1,000,000	1,006,085
JPMorgan Chase Commercial Mortgage
Securities Trust, Class AM, Series 2007-LDPX,
5.46%, 01/15/49(2)	585,000	577,648

Investments	Principal	Value
MORTGAGE BACKED SECURITIES — (continued)
Commercial Mortgage Backed Securities — (continued)
Morgan Stanley Bank of America Merrill Lynch
Trust, Class AS, Series 2015-C22,
3.56%, 04/15/48	$1,000,000	$1,035,695
Morgan Stanley Bank of America Merrill Lynch
Trust, Class C, Series 2015-C26,
4.56%, 10/15/48(2)	385,000	382,680
WFRBS Commercial Mortgage Trust,
Class C, Series 2011-C5, 5.82%, 11/15/44(1)(2)	135,000	146,499
Total Commercial Mortgage Backed Securities		6,500,585

Mortgage Securities — 5.2%
Fannie Mae Pool, 3.50%, 08/01/45	2,355,687	2,470,189
Fannie Mae Pool, 3.00%, 12/01/45	4,340,788	4,454,923
Fannie Mae Pool, 3.50%, 01/01/46	2,074,760	2,175,608
Freddie Mac Gold Pool, 3.00%, 04/01/45	243,753	250,043
Total Mortgage Securities		9,350,763

Residential Mortgage Backed Securities — 5.9%
Agate Bay Mortgage Trust, Class A3, Series
2016-2, 3.50%, 03/25/46(1)(2)	603,653	616,186
American Homes 4 Rent Trust, Class C,
Series 2015-SFR2, 4.69%, 10/17/45(1)	510,000	531,963
Ameriquest Mortgage Securities, Inc.
Asset-Backed Pass-Through Certificates,
Class M4, Series 2003-AR3, 4.52%, 06/25/33(2)	535,000	513,243
Bear Stearns Arm Trust, Class 22A1,
Series 2004-9, 3.25%, 11/25/34(2)	449,899	434,772
Chase Mortgage Trust, Class M2,
Series 2016-1, 3.75%, 04/25/45(1)	400,975	400,801
Colony American Finance Ltd., Class A,
Series 2015-1 (Cayman Islands),
2.90%, 10/15/47(1)	300,045	296,391
CSMC Mortgage-Backed Trust, Class 3A1,
Series 2006-8, 6.00%, 10/25/21	287,895	277,470
Fannie Mae Connecticut Avenue Securities,
Class 2M2, Series 2014-C02, 3.04%,
05/25/24(2)	1,000,000	931,651
GMACM Mortgage Loan Trust, Class A5,
Series 2003-AR1, 3.34%, 10/19/33(2)	331,927	334,359
GSR Mortgage Loan Trust, Class 2A4,
Series 2006-1F, 6.00%, 02/25/36(2)	443,520	392,673
MASTR Adjustable Rate Mortgages Trust,
Class 3A1, Series 2005-1, 3.07%, 02/25/35(2)	318,112	290,403
MASTR Alternative Loan Trust, Class 7A1,
Series 2004-6, 6.00%, 07/25/34	424,860	422,465
New Residential Mortgage Loan Trust,
Class A, Series 2014-1A, 3.75%, 01/25/54(1)(2)	431,254	446,581
New Residential Mortgage Loan Trust,
Class A3, Series 2014-2A, 3.75%, 05/25/54(1)(2)	233,313	242,170
New Residential Mortgage Loan Trust,
Class A1, Series 2015-2A, 3.75%, 08/25/55(2)	420,717	435,564
New Residential Mortgage Loan Trust,
Class A1, Series 2016-1A, 3.75%, 03/25/56(1)(2)	259,957	269,199
Resecuritization Pass-Through Trust,
Class A5, Series 2005-8R, 6.00%, 10/25/34	174,006	175,257
Residential Asset Securitization Trust,
Class A3, Series 2005-A1, 5.50%, 04/25/35	1,679,988	1,680,862
Sequoia Mortgage Trust, Class A1,
Series 2015-1, 3.50%, 01/25/45(1)(2)	291,653	296,478

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)
April 30, 2016 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES — (continued)
Residential Mortgage Backed Securities — (continued)
VOLT XXIX LLC, Class A1,
Series 2014-NP10, 3.38%, 10/25/54(1)(4)	$943,536	$936,145
WinWater Mortgage Loan Trust,
Class 1A5, Series 2016-1, 3.50%, 01/20/46(1)(2)	322,959	333,546
Total Residential Mortgage Backed Securities		10,258,179
Total Mortgage Backed Securities
(Cost $26,113,069)		26,109,527

TERM LOANS — 11.9%
Consumer Discretionary — 2.8%
Aristocrat International Pty, Ltd.,
4.75%, 10/20/21(2)	614,803	618,756
Caesars Entertainment Resort Properties LLC,
7.00%, 10/11/20(2)	248,096	235,150
CDS US Intermediate Holdings, Inc.,
5.00%, 07/08/22(2)	447,750	434,691
Delta 2 Lux Sarl, 4.75%, 07/30/21(2)	460,000	452,771
Infiltrator Systems Integrated LLC,
5.25%, 05/27/22(2)	397,995	398,992
Mattress Holding Corp, 6.25%, 10/20/21(2)	556,605	558,692
Mohegan Tribal Gaming Authority,
5.50%, 06/15/18(2)	618,771	616,707
Party City Holdings, Inc., 4.25%, 08/19/22(2)	378,079	377,633
Scientific Games International, Inc.,
6.00%, 10/01/21(2)	297,739	293,971
Staples, Inc., 4.75%, 02/02/22(2)	1,005,000	1,009,397
Total Consumer Discretionary		4,996,760

Consumer Staples — 1.2%
Albertson’s LLC, 5.50%, 08/25/21(2)	598,382	601,443
Albertson’s LLC, 5.50%, 12/21/22(2)	223,440	224,588
Coty, Inc., 3.75%, 10/27/22(2)	107,000	107,936
Galleria Co., 3.75%, 01/26/23(2)	214,000	214,636
Hostess Brands LLC, 4.50%, 08/03/22(2)	303,475	305,056
Hostess Brands LLC, 8.50%, 08/03/23(2)	500,000	493,125
Pinnacle Foods Finance LLC, 3.75%, 01/13/23(2)	76,808	77,314
Total Consumer Staples		2,024,098
Energy — 0.2%
Chelsea Petroleum Products I LLC,
5.25%, 10/28/22(2)	323,788	315,693

Financials — 0.4%
Capital Automotive LP, 6.00%, 04/30/20(2)	650,000	654,469

Health Care — 2.4%
Concordia Healthcare Corp., 5.25%, 10/21/21(2)	261,345	259,646
Greatbatch, Ltd., 5.25%, 10/27/22(2)	211,470	212,825
InVentiv Health, Inc., 7.75%, 05/15/18(2)	500,000	502,190
NVA Holdings Inc, 5.50%, 08/14/21(2)	496,000	497,860
NVA Holdings, Inc., 8.00%, 08/14/22(2)	380,000	371,766
Onex Schumacher Finance LP, 5.00%, 07/29/22(2)	280,590	280,006
Ortho-Clinical Diagnostics, Inc.,
4.75%, 06/30/21(2)	397,975	377,897
Quorum Health Corp, 03/29/22(2)	255,000	255,358
Sedgwick Claims Management
Services, Inc., 6.75%, 02/28/22(2)	650,000	620,750
Surgery Center Holdings, Inc., 5.25%, 11/03/20(2)	378,086	379,386
U.S. Renal Care, Inc., 5.25%, 12/30/22(2)	465,833	467,654
Total Health Care		4,225,338

Investments	Principal	Value
TERM LOANS — (continued)
Industrials — 0.7%
Brickman Group Ltd LLC (The), 7.50%,
12/17/21(2)	$325,000	$319,719
PQ Corp, 10/14/22(2)	113,000	113,746
Prime Security Services Borrow, 04/07/22(2)	21,000	21,121
TransDigm, Inc., 3.75%, 06/04/21(2)	322,538	321,430
Waste Industries USA, Inc., 4.25%, 02/27/20(2)	446,617	448,571
Total Industrials		1,224,587

Information Technology — 2.4%
First Data Corporation, 4.44%, 03/24/21(2)	3,753,867	3,768,714
MKS Instruments Inc, 04/04/23(2)	74,000	74,339
NXP B.V., 3.75%, 12/07/20(2)	310,223	311,541
ON Semiconductor Corp., 5.25%, 03/31/23(2)	142,000	142,858
Total Information Technology		4,297,452

Materials — 1.1%
Anchor Glass Container Corp., 4.25%, 07/01/22(2)	315,569	316,852
Huntsman International LLC, 4.25%, 04/01/23(2)	198,000	199,610
Owens-Brockway Glass Container, 3.50%,
09/01/22(2)	494,987	496,636
Polyone Corp., 3.75%, 11/11/22(2)	195,510	196,569
Summit Materials LLC, 4.00%, 07/18/22(2)	447,744	448,257
Univar USA, Inc., 4.25%, 07/01/22(2)	308,450	305,530
Total Materials		1,963,454

Telecommunication Services — 0.2%
Virgin Media Investment Holdings, Ltd.,
3.65%, 06/30/23(2)	400,000	399,750

Utilities — 0.5%
APLP Holdings LP, 6.00%, 03/21/23(2)	545,000	543,637
NRG Energy, Inc., 2.75%, 07/01/18(2)	376,677	376,408
Total Utilities		920,045
Total Term Loans
(Cost $20,913,282)		21,021,646

ASSET BACKED SECURITIES — 4.5%
Arbys Funding LLC, Class A2, Series
2015-1A, 4.97%, 10/30/45(1)	463,838	484,261
CarFinance Capital Auto Trust, Class D,
Series 2014-1A, 4.90%, 04/15/20(1)	505,000	502,643
Chrysler Capital Auto Receivables Trust,
Class D, Series 2014-BA, 3.44%, 08/16/21(1)	460,000	453,727
Citi Held For Asset Issuance, Class B,
Series 2015-PM3, 4.31%, 05/16/22(1)	455,000	440,052
CKE Restaurant Holdings, Inc., Class A2,
Series 2013-1A, 4.47%, 03/20/43(1)	955,000	956,828
DT Auto Owner Trust, Class C, Series
2015-3A, 3.25%, 07/15/21(1)	675,000	670,380
Exeter Automobile Receivables Trust, Class C,
Series 2015-1A, 4.10%, 12/15/20(1)	450,000	445,669
Exeter Automobile Receivables Trust, Class D,
Series 2015-3A, 6.55%, 10/17/22(1)	455,000	445,309
Global SC Finance II SRL, Class A,
Series 2013-1A (Barbados), 2.98%, 04/17/28(1)	658,000	622,157
OneMain Financial Issuance Trust, Class A,
Series 2015-1A, 3.19%, 03/18/26(1)	840,000	843,074
Sofi Professional Loan Program LLC,
Class A2, Series 2016-A, 2.76%, 12/26/36(1)	437,646	436,346

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)
April 30, 2016 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES — (continued)
U-Haul S Fleet LLC, Class 1, Series 2010-BT1A,
4.90%, 10/25/23(1)	$566,766	$577,970
Wendys Funding LLC, Class A2II, Series
2015-1A, 4.08%, 06/15/45(1)	995,000	984,534
Total Asset Backed Securities
(Cost $7,937,372)		7,862,950

U.S. TREASURY NOTE — 3.8%
U.S. Treasury Note, 1.63%, 02/15/26
(Cost $6,724,297)	6,800,000	6,682,326

U.S. TREASURY BOND — 1.9%
U.S. Treasury Bond, 2.50%, 02/15/46
(Cost $3,324,430)	3,400,000	3,285,515

MONEY MARKET FUND — 3.1%
BlackRock Liquidity Funds TempFund
Institutional Shares, 0.42%(5)
(Cost $5,396,855)	5,396,855	5,396,855

Total Investments — 99.3%
(Cost $172,403,713)		174,930,200
Other Assets in Excess of Liabilities — 0.7%		1,280,775
Net Assets — 100.0%		$176,210,975

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2016, the aggregate value of these securities was $54,334,864, or 30.84% of net assets.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2016.
(3)	Payment in-kind security. 100% of the income was received in cash.
(4)	Represents step coupon bond. Rate shown reflects the rate in effect as of April 30, 2016.
(5)	The rate shown reflects the seven-day yield as of April 30, 2016.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
April 30, 2016 (Unaudited)

	BioShares Biotechnology Clinical Trials Fund	BioShares Biotechnology Products Fund	Tuttle Tactical Management Multi-Strategy Income ETF	Tuttle Tactical Management U.S. Core ETF	Virtus Newfleet Multi-Sector Unconstrained Bond ETF
Assets:
Investments, at cost	$35,120,289	$27,547,506	$23,993,345	$64,001,599	$172,403,713
Investments, at value (including securities on loan)[1]	23,774,384	22,031,031	24,018,962	64,029,710	174,930,200
Cash	7,563	12,037	7,575,063	34,625,068	—
Receivables:
Dividends and interest receivable	—	—	—	—	1,590,215
Securities lending receivable	4,547	2,293	—	—	—
Investment securities sold	—	—	17,779,762	54,076,304	2,869,090
Prepaid expenses	—	—	—	—	14,024
Total Assets	23,786,494	22,045,361	49,373,787	152,731,082	179,403,529

Liabilities:
Due to custodian and broker	—	—	—	—	569,465
Payables:
Sub-advisory fees	12,379	12,826	20,588	56,536	—
Investment securities purchased	—	—	21,361,988	76,407,189	2,500,976
Advisory fees	—	—	—	—	96,036
Collateral for securities on loan	5,029,274	3,950,124	—	—	—
Transfer Agent fees	—	—	—	—	315
Accounting and Administration fees	—	—	—	—	1,445
Custody fees	—	—	—	—	1,262
Professional fees	—	—	—	—	16,076
Pricing fees	—	—	—	—	4,340
Report to Shareholder fees	—	—	—	—	694
Trustee fees	—	—	—	—	500
Distribution fees	—	—	—	—	1,445
Total Liabilities	5,041,653	3,962,950	21,382,576	76,463,725	3,192,554
Net Assets	$18,744,841	$18,082,411	$27,991,211	$76,267,357	$176,210,975

Net Assets Consist of:
Paid-in capital	$33,224,237	$25,046,244	$31,791,179	$83,867,795	$173,371,655
Undistributed (Accumulated) net investment income (loss)	(77,614)	(43,802)	69,343	41,932	200,361
Undistributed (Accumulated) net realized
gain (loss) on investments	(3,055,877)	(1,403,556)	(3,894,928)	(7,670,481)	112,472
Net unrealized appreciation (depreciation) on investments	(11,345,905)	(5,516,475)	25,617	28,111	2,526,487
Net Assets	$18,744,841	$18,082,411	$27,991,211	$76,267,357	$176,210,975
Shares outstanding (unlimited number of shares of
beneficial interest authorized, no par value)	950,004	700,004	1,250,004	3,500,004	6,950,004
Net asset value per share	$19.73	$25.83	$22.39	$21.79	$25.35

1 Market value of securities on loan	$4,844,238	$3,837,746	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

Statements of Operations
For the Period Ended April 30, 2016 (Unaudited)

	BioShares Biotechnology Clinical Trials Fund	BioShares Biotechnology Products Fund	Tuttle Tactical Management Multi-Strategy Income ETF	Tuttle Tactical Management U.S. Core ETF	Virtus Newfleet Multi-Sector Unconstrained Bond ETF
Investment Income:
Dividend income	$—	$35,616	$281,343	$519,176	$—
Interest Income	—	—	—	—	3,305,454
Securities lending, net of fees	4,545	2,293	—	—	—
Total Investment Income	4,545	37,909	281,343	519,176	3,305,454

Expenses:
Advisory fees	81,824	81,376	161,459	343,097	574,097
Custody fees	—	—	—	—	9,012
Interest Expense	—	—	960	—	—
Distribution fees	—	—	—	—	8,201
Exchange listing fees	—	—	—	—	12,309
Professional fees	—	—	—	—	25,288
Insurance fees	—	—	—	—	5,984
Accounting and administration fees	—	—	—	—	59,600
Transfer agent fees	—	—	—	—	5,566
Trustee fees	—	—	—	—	2,992
Report to shareholders fees	—	—	—	—	8,711
Pricing fees	—	—	—	—	5,486
Tax expense	335	335	1,147	335	1,193
Other expense	—	—	—	—	4,045
Total Expenses	82,159	81,711	163,566	343,432	722,484
Less expense waivers/reimbursements	—	—	—	—	(65,181)
Net Investment Income (Loss)	(77,614)	(43,802)	117,777	175,744	2,648,151
Net Realized Gain (Loss) on:
Investments	(3,467,130)	(1,447,420)	(2,335,600)	(3,856,264)	148,759
In-kind transactions	1,257,408	518,071	20,562	110,104	—
Total Net Realized Gain (Loss)	(2,209,722)	(929,349)	(2,315,038)	(3,746,160)	148,759

Change in Net Unrealized Appreciation (Depreciation) on:
Investments	(3,716,155)	(1,977,432)	(98,341)	(432,624)	2,019,476
Total Change in Net Unrealized Appreciation
(Depreciation)	(3,716,155)	(1,977,432)	(98,341)	(432,624)	2,019,476
Net Realized and Change in Unrealized Gain (Loss)	(5,925,877)	(2,906,781)	(2,413,379)	(4,178,784)	2,168,235
Net Increase (Decrease) in Net Assets Resulting
from Operations	$(6,003,491)	$(2,950,583)	$(2,295,602)	$(4,003,040)	$4,816,386

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	BioShares Biotechnology Clinical Trials Fund		BioShares Biotechnology Products Fund
	For the Six Months Ended April 30, 2016 (Unaudited)	For the Period December 16, 2014[1] Through October 31, 2015	For the Six Months Ended April 30, 2016 (Unaudited)	For the Period December 16, 2014[1] Through October 31, 2015
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income (loss)	$(77,614)	$(158,980)	$(43,802)	$(81,148)
Net realized gain (loss) on investments	(2,209,722)	1,898,677	(929,349)	1,513,389
Net change in unrealized appreciation (depreciation)
on investments	(3,716,155)	(7,629,750)	(1,977,432)	(3,539,043)
Net increase (decrease) in net assets resulting from operations	(6,003,491)	(5,890,053)	(2,950,583)	(2,106,802)

Distributions to Shareholders from:
Net investment income	—	—	—	—
Net realized gain	(125,231)	—	(278,077)	—
Return of capital	—	—	—	—
Total distributions	(125,231)	—	(278,077)	—

Shareholder Transactions:
Proceeds from shares sold	7,249,222	43,806,752	2,928,404	36,716,553
Cost of shares redeemed	(5,636,403)	(14,655,955)	(4,491,480)	(11,735,604)
Net increase (decrease) in net assets resulting from
shareholder transactions	1,612,819	29,150,797	(1,563,076)	24,980,949
Increase (decrease) in net assets	(4,515,903)	23,260,744	(4,791,736)	22,874,147

Net Assets:
Beginning of period	23,260,744	—	22,874,147	—
End of period	$18,744,841	$23,260,744	$18,082,411	$22,874,147
Undistributed (Accumulated) net investment income (loss)	(77,614)	—	(43,802)	—

Changes in Shares Outstanding:
Shares outstanding, beginning of period	850,004	—	750,004	—
Shares sold	300,000	1,300,004	100,000	1,100,004
Shares redeemed	(200,000)	(450,000)	(150,000)	(350,000)
Shares outstanding, end of period	950,004	850,004	700,004	750,004

1	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)

	Tuttle Tactical Management Multi-Strategy Income ETF		Tuttle Tactical Management U.S. Core ETF
	For the Six Months Ended April 30, 2016 (Unaudited)	For the Period June 9, 2015[1] Through October 31, 2015	For the Six Months Ended April 30, 2016 (Unaudited)	For the Period February 24, 2015[1] Through October 31, 2015
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income (loss)	$117,777	$130,888	$175,744	$(18,900)
Net realized gain (loss) on investments	(2,315,038)	(1,579,890)	(3,746,160)	(3,922,839)
Net change in unrealized appreciation (depreciation)
on investments	(98,341)	123,958	(432,624)	460,735
Net increase (decrease) in net assets resulting from operations	(2,295,602)	(1,325,044)	(4,003,040)	(3,481,004)

Distributions to Shareholders from:
Net investment income	(179,322)	—	(133,812)	—
Net realized gain	—	—	—	—
Return of capital	—	—	—	—
Total distributions	(179,322)	—	(133,812)	—

Shareholder Transactions:
Proceeds from shares sold	5,774,260	49,945,589	22,910,159	80,633,448
Cost of shares redeemed	(23,928,670)	—	(18,453,104)	(1,205,290)
Net increase (decrease) in net assets resulting from
shareholder transactions	(18,154,410)	49,945,589	4,457,055	79,428,158
Increase (decrease) in net assets	(20,629,334)	48,620,545	320,203	75,947,154

Net Assets:
Beginning of period	48,620,545	—	75,947,154	—
End of period	$27,991,211	$48,620,545	$76,267,357	$75,947,154
Undistributed (Accumulated) net investment income (loss)	69,343	130,888	41,932	—

Changes in Shares Outstanding:
Shares outstanding, beginning of period	2,050,000	—	3,300,004	—
Shares sold	250,004	2,050,000	1,050,000	3,350,004
Shares redeemed	(1,050,000)	—	(850,000)	(50,000)
Shares outstanding, end of period	1,250,004	2,050,000	3,500,004	3,300,004

1	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)

	Virtus Newfleet Multi-Sector Unconstrained Bond ETF
	For the Six Months Ended April 30, 2016 (Unaudited)	For the Period August 10, 2015[1] Through October 31, 2015
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income (loss)	$2,648,151	$262,322
Net realized gain (loss) on investments	148,759	(12,424)
Net change in unrealized appreciation (depreciation) on investments	2,019,476	507,011
Net increase (decrease) in net assets resulting from operations	4,816,386	756,909

Distributions to Shareholders from:
Net investment income	(2,554,336)	(179,639)
Net realized gain	—	—
Return of capital	—	—
Total distributions	(2,554,336)	(179,639)

Shareholder Transactions:
Proceeds from shares sold	28,389,887	153,708,649
Cost of shares redeemed	(7,475,902)	(1,250,979)
Net increase (decrease) in net assets resulting from shareholder transactions	20,913,985	152,457,670
Increase (decrease) in net assets	23,176,035	153,034,940

Net Assets:
Beginning of period	153,034,940	—
End of period	$176,210,975	$153,034,940
Undistributed (Accumulated) net investment income (loss)	200,361	106,546

Changes in Shares Outstanding:
Shares outstanding, beginning of period	6,100,004	—
Shares sold	1,150,000	6,150,004
Shares redeemed	(300,000)	(50,000)
Shares outstanding, end of period	6,950,004	6,100,004

1	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

	BioShares Biotechnology Clinical Trials Fund
	For the Six Months Ended April 30, 2016 (Unaudited)	For the Period December 16, 2014[1] Through October 31, 2015
Per Share Data for a Share Outstanding Throughout the Period:
Net asset value, beginning of period	$27.37	$25.00
Investment operations:
Net investment loss[2]	(0.09)	(0.24)
Net realized and unrealized gain (loss) on investments	(7.40)	2.61 [3]
Total from investment operations	(7.49)	2.37

Less Distributions from:
Net Realized gains	(0.15)	—
Total distributions	(0.15)	—
Net Asset Value, End of Period	$19.73	$27.37

Net Asset Value Total Return[4]	(27.54)%	9.46%
Net assets, end of period (000’s omitted)	$18,745	$23,261

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.85%[5,6]	0.85%[5,7]
Net investment loss	(0.81)%[5]	(0.85)%[5]
Portfolio turnover rate[8]	32%[9]	76%[9]

1	Commencement of operations.
2	Based on average shares outstanding.
3	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Operations due to the timing of creation of fund shares in relation to fluctuating market values.
4	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
5	Annualized.
6	The ratio of expenses to average net assets include tax expense fees of less than 0.01%.
7	The ratio of expenses to average net assets include interest expense fees of less than 0.01%.
8	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
9	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

	BioShares Biotechnology Products Fund
	For the Six Months Ended April 30, 2016 (Unaudited)	For the Period December 16, 2014[1] Through October 31, 2015
Per Share Data for a Share Outstanding Throughout the Period:
Net asset value, beginning of period	$30.50	$25.00
Investment operations:
Net investment loss[2]	(0.06)	(0.17)
Net realized and unrealized gain (loss) on investments	(4.21)	5.67 [3]
Total from investment operations	(4.27)	5.50

Less Distributions from:
Net realized gains	(0.40)	—
Total distributions	(0.40)	—
Net Asset Value, End of Period	$25.83	$30.50

Net Asset Value Total Return[4]	(14.20)%	21.99%
Net assets, end of period (000’s omitted)	$18,082	$22,874

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.85%[5,6]	0.86%[5,7]
Net investment loss	(0.46)%[5]	(0.58)%[5]
Portfolio turnover rate[8]	12%[9]	45%[9]

1	Commencement of operations.
2	Based on average shares outstanding.
3	The per share amount of realized and unrealized loss on investments does not accord with the amounts reported in the Statements of Operations due to the timing of creation of fund shares in relation to fluctuating market values.
4	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
5	Annualized.
6	The ratio of expenses to average net assets include tax expense fees of less than 0.01%.
7	The ratio of expenses to average net assets include interest expense fees of 0.01%.
8	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
9	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

	Tuttle Tactical Management Multi-Strategy Income ETF
	For the Six Months Ended April 30, 2016 (Unaudited)	For the Period June 9, 2015[1] Through October 31, 2015
Per Share Data for a Share Outstanding Throughout the Period:
Net asset value, beginning of period	$23.72	$24.61
Investment operations:
Net investment income[2]	0.07	0.08
Net realized and unrealized loss on investments	(1.29)	(0.97)
Total from investment operations	(1.22)	(0.89)

Less Distributions from:
Net investment income	(0.11)	—
Total distributions	(0.11)	—
Net Asset Value, End of Period	$22.39	$23.72

Net Asset Value Total Return[3]	(5.15)%	(3.63)%[4]
Net assets, end of period (000’s omitted)	$27,991	$48,621

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.91%[5,6]	0.93%[5,7]
Net investment income	0.66%[5]	0.87%[5]
Portfolio turnover rate[8]	1,746%[9]	920%[9]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
4	During the period ended October 31, 2015, the Fund experienced a loss on the disposal of an investment security that did not meet investment guidelines. The Adviser reimbursed the Fund for the loss, which otherwise would have reduced Net Asset Value Total Return by 0.01%.
5	Annualized.
6	The ratio of expenses to average net assets include interest expense fees and tax expense fees of 0.01%.
7	The ratio of expenses to average net assets include interest expense fees of 0.03%.
8	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
9	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

	Tuttle Tactical Management U.S. Core ETF
	For the Six Months Ended April 30, 2016 (Unaudited)	For the Period February 24, 2015[1] Through October 31, 2015
Per Share Data for a Share Outstanding Throughout the Period:
Net asset value, beginning of period	$23.01	$24.62
Investment operations:
Net investment income (loss)[2]	0.05	(0.01)
Net realized and unrealized loss on investments	(1.23)	(1.60)
Total from investment operations	(1.18)	(1.61)

Less Distributions from:
Net investment income	(0.04)	—
Total distributions	(0.04)	—
Net Asset Value, End of Period	$21.79	$23.01

Net Asset Value Total Return[3]	(5.16)%	(6.53)%[4]
Net assets, end of period (000’s omitted)	$76,267	$75,947

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.90%[5,6]	0.90%[5]
Net investment income (loss)	0.46%[5]	(0.05)%[5]
Portfolio turnover rate[7]	2,464%[8]	1,687%[8]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
4	During the period ended October 31, 2015, the Fund experienced a loss on the disposal of an investment security that did not meet investment guidelines. The Adviser reimbursed the Fund for the loss, which otherwise would have reduced Net Asset Value Total Return by 0.04%.
5	Annualized.
6	The ratio of expenses to average net assets include tax expense fees of less than 0.01%.
7	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
8	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

	Virtus Newfleet Multi-Sector Unconstrained Bond ETF
	For the Six Months Ended April 30, 2016 (Unaudited)	For the Period August 10, 2015[1] Through October 31, 2015
Per Share Data for a Share Outstanding Throughout the Period:
Net asset value, beginning of period	$25.09	$25.00
Investment operations:
Net investment income[2]	0.40	0.05
Net realized and unrealized gain on investments	0.24	0.07
Total from investment operations	0.64	0.12

Less Distributions from:
Net Investment Income	(0.38)	(0.03)
Total distributions	(0.38)	(0.03)
Net Asset Value, End of Period	$25.35	$25.09

Net Asset Value Total Return[3]	2.64%	0.47%
Net assets, end of period (000’s omitted)	$176,211	$153,035

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.80%[4,5]	0.80%[4]
Expenses, prior to expense waivers	0.88%[4,5]	0.99%[4]
Net investment income	3.23%[4]	0.88%[4]
Portfolio turnover rate[6]	43%[7]	20%[7]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
4	Annualized.
5	The ratio of expenses to average net assets include tax expense fees of less than 0.01%.
6	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
7	Not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
April 30, 2016 (Unaudited)

1. ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of twelve separate investment portfolios. BioShares Biotechnology Clinical Trials Fund, BioShares Biotechnology Products Fund, Tuttle Tactical Management Multi-Strategy Income ETF, Tuttle Tactical Management U.S. Core ETF, and Virtus Newfleet Multi-Sector Unconstrained Bond ETF (each, a “Fund” and, collectively, the “Funds”) are presented herein. The shares of the Funds are referred to herein as “Fund Shares” or “Shares”. The offering of Shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Commencement
Funds	of Operations
BioShares Biotechnology Clinical Trials Fund	December 16, 2014
BioShares Biotechnology Products Fund	December 16, 2014
Tuttle Tactical Management Multi-Strategy Income ETF	June 9, 2015
Tuttle Tactical Management U.S. Core ETF	February 24, 2015
Virtus Newfleet Multi-Sector Unconstrained Bond ETF	August 10, 2015

The BioShares Biotechnology Clinical Trials Fund and BioShares Biotechnology Products Fund seeks investment results that correspond, before fees and expenses, to the price and yield performance of the LifeSci Biotechnology Clinical Trials Index and LifeSci Biotechnology Products Index, respectively.

The Tuttle Tactical Management Multi-Strategy Income ETF seeks current income while maintaining secondary emphasis on long-term capital appreciation and low volatility.

The Tuttle Tactical Management U.S. Core ETF seeks long-term capital appreciation while maintaining a secondary emphasis on capital preservation, primarily through the U.S. equity market.

The Virtus Newfleet Multi-Sector Unconstrained Bond ETF seeks to provide a high level of current income and, secondarily, capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Security Valuation

Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”) or NASDAQ, at the NYSE or NASDAQ Official Closing Price. If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”).

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one

Notes to Financial Statements (continued)
April 30, 2016 (Unaudited)

or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of April 30, 2016 in valuing the Funds’ assets and liabilities carried at fair value:

	BioShares Biotechnology Clinical Trials Fund	BioShares Biotechnology Products Fund	Tuttle Tactical Management Multi-Strategy Income ETF	Tuttle Tactical Management U.S. Core ETF	Virtus Newfleet Multi-Sector Unconstrained Bond ETF
Assets
Level 1
Common Stocks	$18,745,110	$18,080,907	$—	$—	$—
Securities Lending Collateral	5,029,274	3,950,124	—	—	—
Exchange Traded Funds	—	—	24,018,962	64,029,710	—
Money Market Fund	—	—	—	—	5,396,855
Level 2
Corporate Bonds	—	—	—	—	77,889,693
Foreign Bonds	—	—	—	—	26,681,688
Mortgage Backed Securities	—	—	—	—	26,109,527
Term Loans	—	—	—	—	21,021,646
Asset Backed Securities	—	—	—	—	7,862,950
U.S. Treasury Note	—	—	—	—	6,682,326
U.S. Treasury Bond	—	—	—	—	3,285,515
Totals	$23,774,384	$22,031,031	$24,018,962	$64,029,710	$174,930,200

For significant movements between levels within the fair value hierarchy, the Funds adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement. There were no significant transfers between levels during the period ended April 30, 2016.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no Level 3 securities as of April 30, 2016.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification.

Investment Income and Expenses

Dividend income is recognized on the ex-dividend date. Expenses are recognized on the accrual basis.

Notes to Financial Statements (continued)
April 30, 2016 (Unaudited)

Each Fund pays all of its expenses not assumed by the Fund’s sub-adviser (each, a “Sub-Adviser”) or the Adviser. General Trust expenses that are allocated among and charged to the assets of the Funds and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of the Funds and other series of the Trust or the nature of the services performed and relative applicability to the Funds and other series of the Trust.

Distributions to Shareholders

Distributions are recorded by the Funds on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments. During the period ended April 30, 2016, the Funds did not have any net realized and unrealized gains or loss on foreign currency translations included in investments.

When-issued Purchases and Forward Commitments (Delayed Delivery)

The Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Funds record when-issued and delayed delivery securities on the trade date. The Funds maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

Loan Agreements

The Virtus Newfleet Multi-Sector Unconstrained Bond ETF may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The lender administers the terms of the loan, as specified in the loan agreement. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan.

The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At April 30, 2016, all loan agreements held by the Fund are assignment loans.

Notes to Financial Statements (continued)
April 30, 2016 (Unaudited)

Securities Lending

Certain Funds may loan securities to qualified brokers through an agreement with The Bank of New York Mellon (“BNY Mellon”), as a third party lending agent. Under the terms of the agreement, a Fund doing so is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by a Fund net of fees and rebates charged by BNY Mellon for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At April 30, 2016, the following Funds had securities on loan:

	Market	Cash
Funds	Value	Collateral
BioShares Biotechnology Clinical Trials Fund	$4,844,238	$5,029,274
BioShares Biotechnology Products Fund	$3,837,746	$3,950,124

3. INVESTMENT MANAGEMENT, RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, a wholly-owned subsidiary of ETFis Holdings LLC, on behalf of the Funds. ETFis Holdings LLC is majority-owned by Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Funds’ securities portfolio. For its services on the BioShares Biotechnology Clinical Trials Fund and BioShares Biotechnology Products Fund, the Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.075% of each Fund’s average daily net assets, subject to an aggregate minimum annual fee of $35,000, paid by the Sub-Adviser as defined below. For its services on the Tuttle Tactical Management Multi-Strategy Income ETF and Tuttle Tactical Management U.S. Core ETF, the Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.075% of each Fund’s average daily net assets, subject to a minimum annual fee of $15,000 and $25,000, respectively, paid by the Sub-Adviser as defined below. For its services on the Virtus Newfleet Multi-Sector Unconstrained Bond ETF, the Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.70% of the Fund’s average daily net assets.

The Advisory Agreement may be terminated on behalf of the Fund with the approval of the Fund’s Board or by a vote of the majority of the Fund’s shareholders and on behalf of the Adviser, upon not less than 30 days’ written notice.

Expense Limitation Agreement

The Adviser has contractually agreed to reduce its fees and reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding a specified amount for the Virtus Newfleet Multi-Sector Unconstrained Bond ETF’s average daily net assets. The expense limitation agreement will be terminated upon termination of the Advisory Agreement between the Adviser and the Fund. The expense cap in effect for Virtus Newfleet Multi-Sector Unconstrained Bond ETF during the period ended April 30, 2016 was 0.80%.

For the period ended April 30, 2016, the Adviser waived fees and reimbursed expenses for Virtus Newfleet Multi-Sector Unconstrained Bond ETF as follows. The Adviser may recoup such waivers until the date indicated.

	Expenses	Recoupment	Recoupment
Fund	Reimbursed	Balance	Expiration
Virtus Newfleet Multi-Sector Unconstrained Bond ETF	$57,777	$57,777	10/31/2018
	$65,181	$65,181	10/31/2019

Sub-Advisory Agreement

Each Sub-Adviser provides investment advice and management services to its Fund. Pursuant to an investment sub-advisory agreement among the Trust, the Sub-Adviser and the Adviser, the Sub-Adviser fee is based on the average daily net assets as specified below. The Sub-Advisers, except the Sub-Adviser of Virtus Newfleet Multi-Sector Unconstrained Bond ETF, have agreed to pay all expenses of their respective Funds, except the Sub-Adviser’s fee, brokerage expenses, taxes, interest, litigation expenses, acquired fund

Notes to Financial Statements (continued)
April 30, 2016 (Unaudited)

fees and expenses, payments under any 12b-1 plan adopted by the Funds, and other non-routine or, extraordinary expenses of the Funds. The Sub-Advisers and sub-advisory fees are listed below.

Funds	Sub-Advisers	Sub-Advisory Fee
BioShares Biotechnology Clinical Trials Fund	LifeSci Index Partners, LLC	0.85%
BioShares Biotechnology Products Fund	LifeSci Index Partners, LLC	0.85%
Tuttle Tactical Management Multi-Strategy Income ETF	Tuttle Tactical Management, LLC	0.90%
Tuttle Tactical Management U.S. Core ETF	Tuttle Tactical Management, LLC	0.90%
Virtus Newfleet Multi-Sector Unconstrained Bond ETF	Newfleet Asset Management, LLC (1)	50% of the Advisory Fee

(1) An indirect wholly-owned subsidiary of Virtus.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, ETF Distributors LLC (the “Distributor”) serves as the Funds’ principal underwriter. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are expected to be traded in the secondary market in shares. The Distributor is a wholly-owned subsidiary of ETFis Holdings LLC, which is majority-owned by Virtus.

BioShares Biotechnology Clinical Trials Fund, BioShares Biotechnology Products Fund, Tuttle Tactical Management Multi-Strategy Income ETF, and Tuttle Tactical Management U.S. Core ETF do not pay directly for the services they receive from the Distributor, but rather the Funds’ respective Sub-Advisers have agreed to pay the Distributor’s fees under the Sub-Advisers’ unified fee arrangements with the Funds. Virtus Newfleet Multi-Sector Unconstrained Bond ETF pays the Distributor directly for the services it receives from the Distributor, which amounted to $8,201 for the period ended April 30, 2016.

Distribution and Service (12b-1 Plan)

The Board of Trustees has adopted a distribution and service plan, where the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Funds or the provision of investor services. No 12b-1 fees are currently paid by the Funds and there are no current plans to impose the fees.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Funds’ operational administrator. The Administrator supervises the overall administration of the Trust and the Funds including, among other responsibilities, the coordination and day-to-day oversight of the Funds’ operations, the service providers’ communications with the Funds and each other and assistance with Trust, Board and contractual matters related to the Funds and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is a wholly-owned subsidiary of ETFis Holdings LLC, which is majority-owned by Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

BNY Mellon provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Funds’ accounting services administrator. BNY Mellon also serves as the custodian for the Funds’ assets, and serves as transfer agent and dividend paying agent for the Funds.

4. CREATION AND REDEMPTION TRANSACTIONS

The Funds issue and redeem shares on a continuous basis at Net Asset Value (“NAV”) in groups of 50,000 shares called “Creation Units.” Creation Units of the Funds, with the exception of Virtus Newfleet Multi-Sector Unconstrained Bond ETF, are issued and redeemed generally in exchange for specified securities held by the Funds and a specified cash payment. Creations Units of Virtus Newfleet Multi-Sector Unconstrained Bond ETF are issued and redeemed principally for cash. In each instance of such cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds.

Notes to Financial Statements (continued)
April 30, 2016 (Unaudited)

Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. FEDERAL INCOME TAX

The Funds intend to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their net investment income and net capital gains to shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of each Fund is required to analyze all open tax years, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of April 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period from inception to April 30, 2016, the Funds had no accrued penalties or interest.

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

		Gross	Gross	Net Unrealized
	Federal Tax Cost	Unrealized	Unrealized	Appreciation
Funds	Of Investments	Appreciation	(Depreciation)	(Depreciation)
BioShares Biotechnology Clinical Trials Fund	$30,937,169	$401,468	$(12,593,527)	$(12,192,059)
BioShares Biotechnology Products Fund	24,071,586	730,206	(6,720,885)	(5,990,679)
Tuttle Tactical Management Multi-Strategy Income ETF	24,059,602	36,858	(77,498)	(40,640)
Tuttle Tactical Management U.S. Core ETF	65,310,059	102,906	(1,383,255)	(1,280,349)
Virtus Newfleet Multi-Sector Unconstrained Bond ETF	172,403,713	3,565,565	(1,039,078)	2,526,487

At October 31, 2015, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term
Funds	No Expiration	No Expiration	Total
BioShares Biotechnology Clinical Trials Fund	$—	$—	$—
BioShares Biotechnology Products Fund	—	—	—
Tuttle Tactical Management Multi-Strategy Income ETF	1,513,633	—	1,513,633
Tuttle Tactical Management U.S. Core ETF	2,615,861	—	2,615,861
Virtus Newfleet Multi-Sector Unconstrained Bond ETF	36,287	—	36,287

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the period ended April 30, 2016 were as follows:

			Purchases	Sales
Funds	Purchases	Sales	In-Kind	In-Kind
BioShares Biotechnology Clinical Trials Fund	$6,299,892	$7,643,676	$7,249,999	$4,460,552
BioShares Biotechnology Products Fund	2,323,644	3,842,452	2,927,988	3,300,311
Tuttle Tactical Management Multi-Strategy Income ETF	574,508,039	576,783,332	5,392,441	23,421,634
Tuttle Tactical Management U.S. Core ETF	1,646,339,475	1,658,282,490	22,408,743	16,789,954
Virtus Newfleet Multi-Sector Unconstrained Bond ETF	121,684,802	58,115,019	—	—

7. INVESTMENT RISKS

As with any investment, an investment in the Funds could result in a loss or the performance of the Funds could be inferior to that of other investments. An investor should consider each Fund’s investment objectives, risks, and charges and expenses carefully before investing. Each Fund’s prospectus and statement of additional information contain this and other important information.

Notes to Financial Statements (continued)
April 30, 2016 (Unaudited)

8. CREDIT RISK

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or sub-adviser to accurately predict risk.

9. ASSET CONCENTRATION RISK

Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

At April 30, 2016, the following Funds held a security with a significant concentration to the portfolio as detailed below:

		Percentage of
Fund	Security	Net Assets
Tuttle Tactical Management Multi-Strategy Income ETF	iShares Short Maturity Bond ETF	41.7%
Tuttle Tactical Management U.S. Core ETF	iShares Short Maturity Bond ETF	30.5%

The iShares Short Maturity Bond ETF is registered under the 1940 Act as an open-ended management investment company. The financial statements of iShares Short Maturity Bond ETF can be found at the iShares website or the Securities and Exchange Commission’s website (www.sec.gov) and should be read in conjunction with the Funds’ financial statements.

10. 10% SHAREHOLDERS

As of April 30, 2016, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares	Number of
	Outstanding	Accounts
BioShares Biotechnology Clinical Trials Fund	41%	2
BioShares Biotechnology Products Fund	26%	1
Tuttle Tactical Management Multi-Strategy Income ETF	89%	3
Tuttle Tactical Management U.S. Core ETF	88%	2
Virtus Newfleet Multi-Sector Unconstrained Bond ETF	96%	1

11. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has determined that there are no other material events that would require disclosure.

Schedule of Investments — InfraCap MLP ETF
April 30, 2016 (Unaudited)

Security Description	Shares	Value
Common Stocks — 122.8%(1)
Energy — 122.8%
Buckeye Partners LP(2)	57,611	$4,147,992
Cheniere Energy Partners LP	10,641	310,398
Crestwood Equity Partners LP	61,440	1,132,339
DCP Midstream Partners LP(2)	33,901	1,107,546
Enbridge Energy Partners LP	100,999	2,185,618
Energy Transfer Equity LP	188,510	2,343,179
Energy Transfer Partners LP(2)	151,263	5,359,248
EnLink Midstream LLC	20,472	293,364
EnLink Midstream Partners LP	56,341	793,281
Enterprise Products Partners LP(2)	112,391	2,999,716
EQT Midstream Partners LP(2)	25,451	2,018,010
Genesis Energy LP(2)	38,557	1,250,018
Magellan Midstream Partners LP(2)	37,041	2,669,545
MPLX LP(2)	115,316	3,712,022
NGL Energy Partners LP	47,778	610,603
NuStar Energy LP	1,886	95,130
ONEOK Partners LP	50,607	1,794,524
Phillips 66 Partners LP(2)	22,005	1,259,566
Plains All American Pipeline LP(2)	11,674	267,802
Shell Midstream Partners LP(2)	1,717	64,851
Spectra Energy Corp.	10,064	314,701
Spectra Energy Partners LP(2)	1,721	86,790
Sunoco Logistics Partners LP(2)	152,381	4,461,716
Targa Resources Corp.(2)	20,344	823,118
TC PipeLines LP	9,573	524,313
Tesoro Logistics LP(2)	31,249	1,444,954
Western Gas Equity Partners LP(2)	12,709	513,190
Western Gas Partners LP	31,200	1,524,432
Williams Cos., Inc. (The)	159,524	3,093,170
Williams Partners LP(2)	166,544	5,034,625

Total Common Stocks
(Cost $52,982,154)		$52,235,761

	Number of
	Contracts
Purchased Call Options — 0.3%
Energy Transfer Partners LP,
Expires 06/17/16,
Strike Price $30.00	50	27,250
Energy Transfer Partners LP,
Expires 06/17/16,
Strike Price $35.00	100	17,750
Plains All American Pipeline LP,
Expires 05/20/16,
Strike Price $22.50	100	14,750
SPDR S&P500 ETF Trust,
Expires 05/20/16,
Strike Price $207.00	50	12,300
SPDR S&P500 ETF Trust,
Expires 06/17/16,
Strike Price $208.00	100	32,950
Williams Partners LP,
Expires 06/17/16,
Strike Price $30.00	50	10,000

Security Description	Shares	Value
Purchased Call Options (continued)
Total Purchased Call Options
(Cost $137,159)		$115,000
TOTAL INVESTMENTS BEFORE
SECURITIES SOLD SHORT — 123.1%
(Cost $53,119,313)		52,350,761

Exchange Traded Funds — (2.0)%
Commodity Fund — (2.0)%
United States Oil Fund LP
(Cost $(789,089))	(76,654)	(866,190)

TOTAL INVESTMENTS — 121.1%
(Cost $52,330,224)		51,484,571
Liabilities in Excess of
Other Assets — (21.1)%		(8,955,928)
Net Assets — 100.0%		$42,528,643

	Number of
	Contracts
Written Options — (2.9)%
Calls
Buckeye Partners LP,
Expires 05/20/16,
Strike Price $70.00	(100)	(28,000)
Buckeye Partners LP,
Expires 05/20/16,
Strike Price $80.00	(50)	(875)
Buckeye Partners LP
Expires 08/19/16,
Strike Price $80.00	(100)	(11,500)
DCP Midstream Partners LP,
Expires 05/20/16,
Strike Price $30.00	(50)	(13,125)
DCP Midstream Partners LP,
Expires 07/15/16,
Strike Price $30.00	(50)	(17,000)
Energy Transfer Partners LP,
Expires 05/20/16,
Strike Price $32.00	(50)	(17,250)
Energy Transfer Partners LP,
Expires 06/17/16,
Strike Price $32.50	(200)	(65,000)
Enterprise Products Partners LP
Expires 05/20/16,
Strike Price $26.00	(200)	(23,000)
Enterprise Products Partners LP,
Expires 06/17/16,
Strike Price $26.00	(150)	(22,875)
Enterprise Products Partners LP
Expires 06/17/16,
Strike Price $27.00	(150)	(14,625)
Enterprise Products Partners LP,
Expires 09/16/16,
Strike Price $27.00	(250)	(41,250)
EQT Midstream Partners LP,
Expires 05/20/16,
Strike Price $80.00	(100)	(21,500)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — InfraCap MLP ETF (continued)
April 30, 2016 (Unaudited)

	Number of
Security Description	Contracts	Value
Written Options (continued)
Calls (continued)
EQT Midstream Partners LP,
Expires 07/15/16,
Strike Price $85.00	(100)	$(22,750)
Genesis Energy LP,
Expires 09/16/16,
Strike Price $35.00	(50)	(11,125)
Magellan Midstream Partners LP,
Expires 05/20/16,
Strike Price $75.00	(100)	(7,750)
Magellan Midstream Partners LP,
Expires 07/15/16,
Strike Price $70.00	(50)	(23,750)
Magellan Midstream Partners LP,
Expires 07/15/16,
Strike Price $75.00	(100)	(21,750)
MPLX LP,
Expires 06/17/16,
Strike Price $30.00	(150)	(51,000)
MPLX LP,
Expires 06/17/16,
Strike Price $35.00	(100)	(9,500)
MPLX LP,
Expires 06/17/16,
Strike Price $40.00	(100)	(2,000)
MPLX LP,
Expires 09/16/16,
Strike Price $35.00	(150)	(31,500)
Phillips 66 Partners LP,
Expires 05/20/16,
Strike Price $70.00	(100)	(4,500)
Plains All American Pipeline LP,
Expires 05/20/16,
Strike Price $25.00	(200)	(9,000)
Plains All American Pipeline LP,
Expires 08/19/16,
Strike Price $24.00	(50)	(8,625)
Plains All American Pipeline LP,
Expires 08/19/16,
Strike Price $25.00	(50)	(6,750)
Shell Midstream Partners LP,
Expires 05/20/16,
Strike Price $40.00	(50)	(2,875)
SPDR S&P500 ETF Trust,
Expires 05/20/16,
Strike Price $205.00	(50)	(18,625)
SPDR S&P500 ETF Trust,
Expires 06/17/16,
Strike Price $207.00	(50)	(19,400)
SPDR S&P500 ETF Trust,
Expires 06/17/16,
Strike Price $213.00	(25)	(2,763)
SPDR S&P500 ETF Trust,
Expires 06/30/16,
Strike Price $210.00	(100)	(27,300)
SPDR S&P500 ETF Trust,
Expires 07/15/16,
Strike Price $215.00	(25)	(3,075)

	Number of
Security Description	Contracts	Value
Written Options (continued)
Calls (continued)
SPDR S&P500 ETF Trust,
Expires 08/19/16,
Strike Price $219.00	(50)	$(5,525)
SPDR S&P500 ETF Trust,
Expires 09/16/16,
Strike Price $220.00	(25)	(3,525)
SPDR S&P500 ETF Trust,
Expires 09/16/16,
Strike Price $225.00	(25)	(1,387)
Spectra Energy Partners LP,
Expires 05/20/16,
Strike Price $50.00	(50)	(6,500)
Spectra Energy Partners LP,
Expires 06/17/16,
Strike Price $55.00	(50)	(1,000)
Sunoco Logistics Partners LP,
Expires 05/20/16,
Strike Price $22.50	(48)	(30,480)
Sunoco Logistics Partners LP,
Expires 05/20/16,
Strike Price $25.00	(100)	(43,500)
Sunoco Logistics Partners LP,
Expires 08/19/16,
Strike Price $30.00	(50)	(10,000)
Targa Resources Corp,
Expires 05/20/16,
Strike Price $35.00	(43)	(24,080)
Targa Resources Corp,
Expires 07/15/16,
Strike Price $30.00	(150)	(168,000)
Tesoro Logistics LP,
Expires 06/17/16,
Strike Price $50.00	(150)	(17,250)
Tesoro Logistics LP,
Expires 09/16/16,
Strike Price $50.00	(50)	(12,250)
United States Natural Gas Fund LP,
Expires 05/06/16,
Strike Price $7.50	(150)	(600)
United States Natural Gas Fund LP,
Expires 05/13/16,
Strike Price $7.00	(200)	(4,300)
United States Natural Gas Fund LP,
Expires 05/13/16,
Strike Price $7.50	(150)	(1,125)
United States Natural Gas Fund LP,
Expires 07/15/16,
Strike Price $7.00	(305)	(15,555)
United States Natural Gas Fund LP,
Expires 07/15/16,
Strike Price $8.00	(500)	(11,000)
United States Natural Gas Fund LP,
Expires 07/15/16,
Strike Price $9.00	(400)	(3,600)
United States Natural Gas Fund LP,
Expires 10/21/16,
Strike Price $8.00	(300)	(13,650)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — InfraCap MLP ETF (continued)
April 30, 2016 (Unaudited)

	Number of
Security Description	Contracts	Value
Written Options (continued)
Calls (continued)
United States Natural Gas Fund LP,
Expires 10/21/16,
Strike Price $9.00	(150)	$(3,825)
United States Oil Fund LP,
Expires 05/20/16,
Strike Price $11.50	(150)	(5,100)
United States Oil Fund LP,
Expires 06/17/16,
Strike Price $12.50	(250)	(6,000)
United States Oil Fund LP,
Expires 07/15/16,
Strike Price $12.50	(50)	(1,900)
United States Oil Fund LP,
Expires 07/15/16,
Strike Price $13.00	(150)	(4,050)
Western Gas Equity Partners LP,
Expires 08/19/16,
Strike Price $40.00	(50)	(25,750)
Williams Partners LP,
Expires 05/20/16,
Strike Price $22.50	(100)	(76,500)
Williams Partners LP,
Expires 06/17/16,
Strike Price $22.50	(100)	(74,500)
Williams Partners LP,
Expires 09/16/16,
Strike Price $25.00	(50)	(30,750)
Written Put Option
Energy Transfer Partners LP,
Expires 05/20/16,
Strike Price $33.00	(100)	(8,250)
Enterprise Products Partners LP,
Expires 05/20/16,
Strike Price $25.00	(150)	(3,375)
Enterprise Products Partners LP,
Expires 06/17/16,
Strike Price $25.00	(50)	(2,625)
Enterprise Products Partners LP,
Expires 06/17/16,
Strike Price $26.00	(100)	(8,250)
Magellan Midstream Partners LP,
Expires 05/20/16,
Strike Price $70.00	(50)	(5,875)
MPLX LP,
Expires 05/20/16,
Strike Price $30.00	(50)	(2,750)
MPLX LP,
Expires 06/17/16,
Strike Price $30.00	(100)	(13,250)
Sunoco Logistics Partners LP,
Expires 05/20/16,
Strike Price $25.00	(100)	(3,000)
Sunoco Logistics Partners LP,
Expires 06/17/16,
Strike Price $26.00	(100)	(9,000)
United States Natural Gas Fund LP,
Expires 05/06/16,
Strike Price $6.50	(50)	(175)

	Number of
Security Description	Contracts	Value
Written Options (continued)
Written Put Option (continued)
United States Oil Fund LP,
Expires 05/06/16,
Strike Price $11.00	(250)	$(3,250)
United States Oil Fund LP,
Expires 05/20/16,
Strike Price $9.00	(50)	(100)
United States Oil Fund LP,
Expires 05/20/16,
Strike Price $9.50	(200)	(700)
United States Oil Fund LP,
Expires 05/20/16,
Strike Price $10.00	(200)	(1,400)
United States Oil Fund LP,
Expires 05/20/16,
Strike Price $10.50	(100)	(1,450)
Williams Partners LP,
Expires 05/20/16,
Strike Price $22.50	(50)	(1,375)

TOTAL WRITTEN OPTIONS — (2.9)%
(Premiums Received $659,201)		$(1,226,565)

(1)	Substantially all the securities, or a portion thereof, have been pledged as collateral for short sales and open written option contracts. The aggregate market value of collateral at April 30, 2016 was $37,262,198.
(2)	Subject to written call and/or put options.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
April 30, 2016 (Unaudited)

InfraCap MLP ETF
Assets:
Investments, at cost	$53,119,313
Investments, at value	52,350,761
Cash	518,511
Receivables:
Investment securities sold	926,704
Dividends	23,733
Prepaid expenses	14,347
Deferred tax asset, net of valuation allowance	63,302
Due from broker	113,056
Total Assets	54,010,415

Liabilities:
Borrowings	9,000,000
Payables:
Investment securities purchased	241,056
Capital Shares payable	120,958
Sub-advisory and Advisory fees	27,002
Written options, at value (a)	1,226,565
Securities sold short, at value (b)	866,190
Total Liabilities	11,481,771
Net Assets	$42,528,643

Net Assets Consist of:
Paid-in capital	$48,747,324
Undistributed (Accumulated) net investment income (loss), net of income taxes	(269,042)
Undistributed (Accumulated) net realized gain (loss) on investments, written options, net of income taxes	(4,536,622)
Net unrealized appreciation (depreciation) on investments, written options, net of income taxes	(1,413,017)
Net Assets	$42,528,643
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	4,100,004
Net asset value per share	$10.37
(a) Premiums received	$659,201
(b) Proceeds Received from Securities sold short	$789,089

The accompanying notes are an integral part of these financial statements.

Statement of Operations
For the Period Ended April 30, 2016 (Unaudited)

InfraCap MLP ETF
Investment Income:
Distributions from master limited partnerships	$1,127,264
Less: Return of capital distributions	(1,127,264)
Dividend income	138,492
Total Investment Income	138,492
Expenses:
Sub-advisory fees	106,833
Interest Expense	34,448
Total Expenses	141,281
Net Investment Income	(2,789)
Net Realized Gain (Loss) on:
Investments	(6,055,599)
Written Options	1,021,472
Short Sales	(16,916)
Total Realized Gain (Loss)	(5,051,043)
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	6,809,045
Written Options	(636,906)
Short Sales	(77,101)
Total Change in Net Unrealized Appreciation (Depreciation)	6,095,038
Net Realized and net Change in Unrealized Gain (Loss)	1,043,995
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,041,206

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	InfraCap MLP ETF
	For the
	Six Months
	Ended	For the
	April 30, 2016	Year Ended
	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income (loss)	$(2,789)	$(45,071)
Net realized gain (loss) on investments, written options and short sales	(5,051,043)	514,416
Net change in unrealized appreciation (depreciation) on investments, written options and short sales	6,095,038	(7,519,150)
Net increase (decrease) in net assets resulting from operations	1,041,206	(7,049,805)
Distributions to Shareholders from:
Net investment income	—	(220,083)
Return of capital	(2,704,004)	(1,286,175)
Total distributions	(2,704,004)	(1,506,258)
Shareholder Transactions:
Proceeds from shares sold	24,202,056	22,493,584
Cost of shares redeemed	—	—
Net increase in net assets resulting from shareholder transactions	24,202,056	22,493,584
Increase in net assets	22,539,258	13,937,521
Net Assets:
Beginning of period	19,989,385	6,051,864
End of period	$42,528,643	$19,989,385
Undistributed (Accumulated) net investment loss	(269,042)	(266,253)
Changes in Shares Outstanding:
Shares outstanding, beginning of period	1,400,004	250,004
Shares sold	2,700,000	1,150,000
Shares redeemed	—	—
Shares outstanding, end of period	4,100,004	1,400,004

The accompanying notes are an integral part of these financial statements.

Statement of Cash Flows
For the Period Ended April 30, 2016 (Unaudited)

Cash Flows From Operating Activities:
Net increase in net assets from operations	$1,041,206
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of investment securities	(13,223,918)
Proceeds from sales of investment securities	18,886,800
Net proceeds from purchased and written options	1,053,313
Net proceeds from securities sold short	781,414
Net realized gain on investments	6,072,515
Net realized gain on written options	(1,021,472)
Net change in unrealized appreciation on investments	(6,731,944)
Net change in unrealized depreciation on written options	636,906
Decrease in deferred tax asset, net of valuation allowance	63,302
Increase in due from broker	(113,056)
Decrease in dividends receivable	4,100
Increase in prepaid expenses	(14,347)
Increase in deferred tax asset, net of valuation allowance	(63,302)
Decrease in return of capital from master limited partnerships receivable	227,238
Decrease in due to broker	(7,205,404)
Increase in capital shares payable	120,958
Increase in current income tax payable	(63,302)
Increase in sub-advisory fees payable	10,773
Net cash provided by operating activities	461,780

Cash Flows from Financing Activities:
Proceeds from borrowing	9,000,000
Payments for fund shares sold in excess of in-kind creations	(6,582,339)
Distributions paid	(2,704,004)
Net cash used in financing activities	(286,343)
Net increase in cash	175,347
Cash, beginning of period	343,074
Cash, end of period	$518,511

The accompanying notes are an integral part of these financial statements.

Financial Highlights
InfraCap MLP ETF

	For the Six Months Ended April 30, 2016 (Unaudited)	For the Year Ended October 31, 2015	For the Period October 1, 2014[1] Through October 31, 2014
Per Share Data for a Share Outstanding throughout the Period:
Net asset value, beginning of period	$14.28	$24.21	$25.00
Investment operations:
Net investment income (loss)[2]	0.00 [3]	(0.06)	(0.01)
Net realized and unrealized gain (loss) on investments	(2.87)[4]	(7.84)	(0.78)[4]
Total from investment operations	(2.87)	(7.90)	(0.79)
Less Distributions from:
Net investment income	—	(0.30)	—
Return of capital	(1.04)	(1.73)	—
Total distributions	(1.04)	(2.03)	—
Net Asset Value, End of Period	$10.37	$14.28	$24.21
Net Asset Value Total Return[5]	(18.86)%	(34.34)%	(3.17)%
Net assets, end of period (000’s omitted)	$42,529	$19,989	$6,052
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, including deferred income tax expense/benefit[6]	1.26%[7,8]	1.11%[9]	2.70%[7]
Expenses, excluding deferred income tax expense/benefit[6]	1.26%[7,8]	1.16%[9]	0.95%[7]
Net investment income (loss)[10]	(0.02)%[7]	(0.36)%	(0.35)%[7]
Portfolio turnover rate[11]	52%[12]	60%	0%[12,13]

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Amount rounds to less than 0.01.
(4)	The per share amount of realized and unrealized loss on investment does not accord with the amounts reported in the Statement of Operations due to the timing of creation of fund shares in relation to fluctuating market values.
(5)	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(6)	Deferred tax expense/benefit estimate for the ratios of expenses to average net assets is derived from net investment loss and net realized and unrealized gains on investments.
(7)	Annualized.
(8)	The ratio of expenses to average net assets include interest expense fees of 0.31% and interest and dividends expense on short sales of less than 0.01%.
(9)	The ratio of expenses to average net assets include interest expense fees of 0.21%.
(10)	The ratio of net investment loss to average net assets is net of a deferred tax benefit estimate derived from net investment loss only.
(11)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(12)	Not annualized.
(13)	Amount rounds to less than 1%.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
April 30, 2016 (unaudited)

1. ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of twelve separate investment portfolios. The shares of the InfraCap MLP ETF are presented and referred to herein as “Fund Shares” or “Shares”. The offering of Shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Commencement
Fund	of Operations
InfraCap MLP ETF	October 1, 2014

The Fund’s investment objective is to seek total return primarily through investments in equity securities of publicly traded master limited partnerships and limited liability companies taxed as partnerships (“MLPs”).

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Security Valuation

Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”) or NASDAQ, at the NYSE or NASDAQ Official Closing Price. If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”).

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Purchased and written options contracts listed on exchanges are valued at their reported mean of bid and ask quotations; over-the-counter derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees of the Trust.

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Notes to Financial Statements (continued)
April 30, 2016

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of April 30, 2016 in valuing the Fund’s assets and liabilities carried at fair value:

InfraCap MLP ETF
Assets
Level 1
Common Stocks	$52,235,761
Purchased Options	115,000

Liabilities
Level 1
Exchange Traded Funds	(866,190)
Level 2
Written Options	(1,226,565)
Total	$50,258,006

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement. There were no significant transfers between levels during the period ended April 30, 2016.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no Level 3 securities as of April 30, 2016.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification.

Investment Income and Expenses

Dividend income is recognized on the ex-dividend date. Expenses are recognized on the accrual basis.

The Fund pays all of its expenses not assumed by the Sub-Adviser or the Adviser. General Trust expenses that are allocated among and charged to the assets of the Fund and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of the Fund and other series of the Trust or the nature of the services performed and relative applicability to the Fund and other series of the Trust.

Short Sales

The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities which is under “Interest Expense” on the Statements of Operations. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

Distributions to Shareholders

Distributions to shareholders are declared and paid on a quarterly basis and are recorded on the ex-dividend date. The Fund uses a cash flow-based distribution approach based on the Fund’s net cash flow received from portfolio investments.

Notes to Financial Statements (continued)
April 30, 2016

The estimated character of the distributions paid will either be a dividend (ordinary income eligible to be treated as qualified dividend income) or a return of capital. Distributions made from current or accumulated earnings and profits of the Fund will be taxable to shareholders as dividend income. Distributions that are in an amount greater than the Fund’s current and accumulated earnings and profits will represent a return of capital to the extent of a shareholder’s basis in their common shares, and such distributions will correspondingly increase the realized gain upon the sale of their common shares. Additionally, distributions not paid from current or accumulated earnings and profits that exceed a shareholder’s tax basis in their common shares will generally be taxed as a capital gain. This estimate is based on the Fund’s operating results during the period. The Fund is unable to make a final determination as to the tax character of distributions until after the end of the calendar year when the Fund can determine earnings and profits for federal income tax purposes. The Fund informed the shareholder of the final tax character of its distributions on Form 1099-DIV in February 2016.

3. INVESTMENT MANAGEMENT, RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, a wholly-owned subsidiary of ETFis Holdings LLC, on behalf of the Fund. ETFis Holdings LLC is majority-owned by Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio. For its services to the Fund, the Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.075% of the Fund’s average daily net assets, subject to a minimum annual fee of $25,000, paid by Infrastructure Capital Advisors, LLC (the “Sub-Adviser”) as described below.

Sub-Advisory Agreement

The Sub-Adviser provides investment advice and management services to the Fund. Pursuant to an investment sub-advisory agreement among the Trust, the Sub-Adviser and the Adviser, the Sub-Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.95% of the average daily net assets. The Sub-Adviser has agreed to pay all expenses of the Fund, except the Sub-Adviser’s fee, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, payments under any 12b-1 plan adopted by the Fund, and other non-routine or extraordinary expenses of the Fund.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, ETF Distributors LLC (the “Distributor”) serves as the Fund’s principal underwriter. The Distributor receives compensation for the statutory underwriting services it provides to the Fund. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are expected to be traded in the secondary market in shares. The Distributor is a wholly-owned subsidiary of ETFis Holdings LLC, which is majority-owned by Virtus.

The Fund does not pay directly for the services it receives from the Distributor, but rather the Fund’s Sub-Adviser has agreed to pay the Distributor’s fees under the Sub-Adviser’s unified fee arrangement with the Fund.

Distribution and Service (12b-1 Plan)

The Board of Trustees has adopted a distribution and service plan, where the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No 12b-1 fees are currently paid by the Fund and there are no current plans to impose the fees.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Fund’s operational administrator. The Administrator supervises the overall administration of the Trust and the Fund including, among other responsibilities, the coordination and day-to-day oversight of the Fund’s operations, the service providers’ communications with the Fund and each other and assistance with Trust, Board and contractual matters related to the Fund and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is a wholly-owned subsidiary of ETFis Holdings LLC, which is majority-owned by Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Fund’s accounting services administrator. BNY Mellon also serves as the custodian for the Fund’s assets, and serves as transfer agent and dividend paying agent for the Fund.

Notes to Financial Statements (continued)
April 30, 2016

Affiliated Shareholders

At April 30, 2016, the Sub-Adviser held 280,463 shares of InfraCap MLP ETF, which represent 6.84% of shares outstanding. These shares may be sold at any time.

4. CREATION AND REDEMPTION TRANSACTIONS

The Fund issues and redeems shares on a continuous basis at Net Asset Value (“NAV”) in groups of 50,000 shares called “Creation Units.” Creation Units of the Fund are issued and redeemed generally in exchange for specified securities held by the Fund generally included in the Index and a specified cash payment. Redemptions of Creation Units are affected principally for cash. In each instance of such cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. FEDERAL INCOME TAX

The Fund is taxed as a regular C-corporation for federal income tax purposes and as such is obligated to pay federal and applicable state and foreign corporate taxes on its taxable income. Currently, the maximum marginal regular federal income tax rate for a corporation is 35 percent, but the Fund expects to pay tax at a rate of 34 percent, or less depending on earnings. The Fund may be subject to a 20 percent federal alternative minimum tax on its federal alternative taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. This treatment differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. The Fund expects that substantially all of the distributions it receives from MLPs may be treated as a tax-deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes paid by the Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes will reduce your return from an investment in the Fund.

Cash distributions from MLPs to the Fund that exceed the Fund’s allocable share of such MLP’s net taxable income are considered a tax deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in the Fund’s adjusted tax basis in the MLP equity securities will increase the amount of any taxable gain (or decrease the amount of any tax loss) recognized by the Fund on a subsequent sale of the securities. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate deferred tax liability for purposes of financial statement reporting and determining the Fund’s NAV. From time to time, the Adviser will modify the estimates or assumptions related to the Fund’s deferred tax liability as new information becomes available. The Fund will generally compute deferred income taxes based on the marginal regular federal income tax rate applicable to corporations and an assumed rate attributable to state taxes.

Notes to Financial Statements (continued)
April 30, 2016

The Fund’s income tax expense/(benefit) consists of the following:

April 30, 2016	Current	Deferred	Total

Federal	$—	$317,413	$317,413
State	—	16,805	16,805
Valuation Allowance	—	(334,218)	(334,218)
Total tax expense	$—	$—	$—

Components of the Fund’s deferred tax assets and liabilities are as follows:

As of April 30, 2016
Deferred tax assets:
Net unrealized loss on investment securities	$(818,240)
Net operating loss carryfoward	673,557
Capital loss carryfoward	2,411,253
Other	207
Valuation Allowance	(2,203,475)
Net Deferred tax asset	$63,302

The Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Fund in the future are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the Fund in those years. Net operating losses that may be generated by the Fund in the future are eligible to be carried back up to two years and can be carried forward for 20 years to offset income generated by the Fund in those years.

Based upon the Fund’s assessment, it has determined that it is “more-likely-than-not” that a portion of its deferred tax assets will be realized through future taxable income of the appropriate character. Accordingly, a valuation allowance has been established for a portion of the Fund’s deferred tax assets. The Fund will continue to assess the need for a valuation allowance in the future. Significant increases in the fair value of its portfolio of investments may change the Fund’s assessment of the recoverability of these assets and may result in the removal of the valuation allowance against all or a portion of the Fund’s gross deferred tax assets.

Total income tax benefit (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 34% to net investment and realized and unrealized gain/(losses) on investment before taxes as follows for the Fund:

	Amount	Rate
Income tax expense at statutory rate	$354,010	34.0%
State income taxes (net of federal benefit)	18,742	1.80%
Permanent Differences, Net	(38,534)	(3.70)%
Valuation Allowance	(334,218)	(32.10)%
Net income tax expense/(benefit)	$—	0.00%

The Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period from inception to April 30, 2016, the Fund had no accrued penalties or interest.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Fund. No U.S. federal or state income tax returns are currently under examination. The Fund’s initial tax year, October 31, 2014, remains subject to examination by tax authorities in the United States. Due to the nature of the Fund’s investments, the Fund may be required to file income tax returns in several states. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Notes to Financial Statements (continued)
April 30, 2016

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments, excluding written options and securities sold short, for federal income tax purposes were as follows:

		Gross	Gross	Net Unrealized
	Federal Tax Cost	Unrealized	Unrealized	Appreciation
Fund	Of Investments	Appreciation	(Depreciation)	(Depreciation)
InfraCap MLP ETF	$49,283,549	$8,134,895	$(5,182,683)	$2,952,212

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the period ended April 30, 2016 were as follows:

			Purchases	Sales
Fund	Purchases	Sales	In-Kind	In-Kind
InfraCap MLP ETF	$13,464,974	$18,693,694	$30,784,395	$—

7. DERIVATIVE FINANCIAL INSTRUMENTS

Options

Transactions in options written during the period ended April 30, 2016, which serve as an indicator of the volume of activity, were as follows:

		Premiums
	Contracts	Received (Paid)
Options outstanding, at beginning of year	3,701	$210,900
Options written	34,951	2,075,931
Options closed	(5,305)	(337,013)
Options exercised	(4,926)	(354,681)
Options expired	(19,825)	(935,936)
Options outstanding, at end of period	8,596	$659,201

The Fund may write covered call and put options on portfolio securities and other financial instruments. Premiums received are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transactions to determine the net realized gain or loss. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current price. Changes in value of written options are reported as change in unrealized gain (loss) on written options in the Statement of Operations. When the written option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as realized gain (loss) on written options in the Statement of Operations.

The Fund may purchase call and put options on the portfolio securities or other financial instruments. The Fund may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Fund may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written positions. Changes in value of purchased options are reported as part of change in unrealized gain (loss) on investments in the Statement of Operations. When the purchased option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as part of realized gain (loss) on investments in the Statement of Operations. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Fund and the prices of options relating to the securities purchased or sold by the Fund and from the possible lack of liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

Transactions in derivative instruments reflected on the Statement of Assets and Liabilities at April 30, 2016, are:

Equity Risk
Assets
Investments, at value*	$115,000
Liabilities
Written options, at value	1,226,565

* Purchased option contracts are included in Investments, at value on the Statement of Assets and Liabilities.

Notes to Financial Statements (continued)
April 30, 2016

Transactions in derivative instruments reflected on the Statement of Operations during the period were as follows:

Net Realized Gain (Loss) on:	Equity Risk
Investments*	$(575,652)
Written options	(1,021,472)

*	Purchased option contracts are included in Net Realized Gain (Loss) on Investments on the Statement of Operations.

Change in Net Unrealized Appreciation (Depreciation) on:	Equity Risk
Investments*	$(7,220)
Written options	(636,906)

*	Purchased option contracts are included in Change in Net Unrealized Appreciation (Depreciation) on Investments in the Statement of Operations.

For the period ended April 30, 2016, the monthly average notional value of the purchased options and written options contracts held by the Fund were $160,758 and $(638,198), respectively.

8. BORROWINGS

On April 27, 2016 the Fund entered into a Lending Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank. Borrowings under the Agreement are collateralized by investments of the Fund. If the Fund defaults with respect to any of its obligations under the Agreement, the Bank may foreclose on assets of the Fund and/or the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreement, necessitating the sale of securities at potentially inopportune times. Interest is charged at the 3 Month LIBOR (London Interbank Offered Rate) plus an additional percentage rate on the amount borrowed. The Agreement has an on-demand commitment term. From April 27, 2016 to April 30, 2016, the average daily borrowings under the Agreement and the weighted daily average interest rate were $9,000,000 and 1.84%, respectively. At April 30, 2016, the amount of such outstanding borrowings was as follows:

Outstanding Borrowings	Interest Rate
$9,000,000	1.84%

9. INVESTMENT RISKS

As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus and statement of additional information contain this and other important information.

MLP Risk

Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner and cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

10. 10% SHAREHOLDERS

As of April 30, 2016, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:

	% of Shares	Number of
	Outstanding	Accounts
InfraCap MLP ETF	56%	3

11. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event, as well as an estimate of its financial effect or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has determined that there are no other material events that would require disclosure.

Supplemental Information (unaudited)
April 30, 2016

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds Form N-Q are available without charge, upon request, by calling toll-free at (888) 383-4184. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted daily on the Funds’ website at www.etfissuersolutions.com.

The Funds’ premium/discount information that is current as of the most recent month-end is available by visiting www.etfissuersolutions.com or by calling (888) 383-4184.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (888) 383-4184, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.etfissuersolutions.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available by calling toll-free at (888) 383-4184 or by accessing the SEC’s website at www.sec.gov.

c/o ETF Distributors LLC
1540 Broadway, Suite 1610
New York, NY 10036

Virtus ETFs	8572(06/16)

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics has been filed with the Commission. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. At this time, the registrant's board of trustees believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

(a)	Included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures in place to consider nominees recommended by shareholders. The registrant’s nominating committee generally will not consider nominees recommended by shareholders.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing exhibit. Not applicable.

(2)	A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ETFis SERIES TRUST I

By:	/s/ William J. Smalley
William J. Smalley President and Principal Executive Officer

Date: July 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Smalley
William J. Smalley President and Principal Executive Officer

Date: July 1, 2016

By:	/s/ Brinton W. Frith
Brinton W. Frith Treasurer and Principal Financial Officer

Date: July 1, 2016